VARIABLE ACCOUNT AA

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Variable Account AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Variable Account AA indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Variable Account AA as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(2)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT EQUITY INCOME(2)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(3)	EQ/LARGE CAP CORE MANAGED VOLATILITY(2)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(2)
1290 VT MICRO CAP(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(2)
1290 VT REAL ESTATE(1)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMALL CAP VALUE(3)	EQ/LONG-TERM BOND(1)
1290 VT SMARTBETA EQUITY ESG(3)	EQ/LOOMIS SAYLES GROWTH(2)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(2)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
EQ/400 MANAGED VOLATILITY(2)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/500 MANAGED VOLATILITY(2)	EQ/MFS TECHNOLOGY(1)
EQ/2000 MANAGED VOLATILITY(2)	EQ/MFS UTILITIES SERIES(3)
EQ/AB DYNAMIC MODERATE GROWTH(2)	EQ/MID CAP INDEX(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/AGGRESSIVE GROWTH STRATEGY(2)	EQ/MODERATE GROWTH STRATEGY(2)
EQ/ALL ASSET GROWTH ALLOCATION(2)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/MONEY MARKET(1)
EQ/BALANCED STRATEGY(2)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(2)	EQ/PIMCO ULTRA SHORT BOND(2)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(2)	EQ/QUALITY BOND PLUS(2)
EQ/COMMON STOCK INDEX(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/VALUE EQUITY(3)
EQ/CONSERVATIVE GROWTH STRATEGY(2)	EQ/WELLINGTON ENERGY(1)
EQ/CONSERVATIVE STRATEGY(2)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(3)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQUITABLE GROWTH MF/ETF(3)
EQ/CORE BOND INDEX(2)	EQUITABLE MODERATE GROWTH MF/ETF(3)
EQ/CORE PLUS BOND(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(2)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP MID CAP PORTFOLIO(2)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(2)
EQ/FRANKLIN RISING DIVIDENDS(3)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(2)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MULTIMANAGER AGGRESSIVE EQUITY(3)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(2)	MULTIMANAGER CORE BOND(2)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MULTIMANAGER TECHNOLOGY(3)

FSA-2

EQ/INTERMEDIATE CORPORATE BOND(1)	NOMURA VIP HIGH INCOME SERIES(2)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(2)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(2)	TARGET 2015 ALLOCATION(2)
EQ/INTERNATIONAL EQUITY INDEX(1)	TARGET 2025 ALLOCATION(2)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	TARGET 2035 ALLOCATION(2)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(2)	TARGET 2045 ALLOCATION(2)
EQ/INVESCO COMSTOCK(3)	TARGET 2055 ALLOCATION(2)
EQ/INVESCO GLOBAL(1)	TEMPLETON GLOBAL BOND VIP FUND(2)
EQ/INVESCO GLOBAL REAL ASSETS(2)	VANECK VIP GLOBAL RESOURCES FUND(2)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period June 24, 2024 (commencement of operations) through December 31, 2024.
(2)	Statement of operations and statement of changes in net assets for the period June 1, 2025 (commencement of operations) through December 31, 2025.
(3)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Variable Account AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Variable Account AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Variable Account AA since 2024.

FSA-3

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$849,889	$10,073,984	$27,933,981	$1,983,886	$687,490,373	$51,719,851
Receivable for policy-related transactions	410	4,578	4,617	121	221,952	34,214

Total assets	850,299	10,078,562	27,938,598	1,984,007	687,712,325	51,754,065

Liabilities:
Payable for shares of the Portfolios purchased	410	4,578	4,617	121	38,391	34,218

Total liabilities	410	4,578	4,617	121	38,391	34,218

Net Assets	$849,889	$10,073,984	$27,933,981	$1,983,886	$687,673,934	$51,719,847

Net Assets:
Accumulation unit values	$849,816	$10,073,542	$27,909,681	$1,983,675	$687,451,010	$51,719,751
Retained by Equitable America in Variable Account AA	73	442	24,300	211	222,924	96

Total Net Assets	$849,889	$10,073,984	$27,933,981	$1,983,886	$687,673,934	$51,719,847

Investments in shares of the Portfolios, at cost	$796,665	$10,061,954	$28,481,935	$1,886,656	$650,182,628	$52,534,210

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-4

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$141,566	$345,195	$252,100	$19,906,755	$33,907,366	$31,814,284
Receivable for shares of the Portfolios sold	5	—	—	—	—	2,744
Receivable for policy-related transactions	—	1,771	5,668	25,437	10,835	—

Total assets	141,571	346,966	257,768	19,932,192	33,918,201	31,817,028

Liabilities:
Payable for shares of the Portfolios purchased	—	1,771	5,661	25,437	10,835	—
Payable for policy-related transactions	5	—	—	—	—	2,476

Total liabilities	5	1,771	5,661	25,437	10,835	2,476

Net Assets	$141,566	$345,195	$252,107	$19,906,755	$33,907,366	$31,814,552

Net Assets:
Accumulation unit values	$141,562	$345,187	$252,107	$19,905,935	$33,904,584	$31,814,552
Retained by Equitable America in Variable Account AA	4	8	—	820	2,782	—

Total Net Assets	$141,566	$345,195	$252,107	$19,906,755	$33,907,366	$31,814,552

Investments in shares of the Portfolios, at cost	$138,254	$306,607	$247,314	$20,610,457	$34,438,498	$29,870,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-5

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$38,571,851	$11,351,466	$26,735,993	$5,594,608	$6,417,591	$124,166,634
Receivable for shares of the Portfolios sold	29,191	—	—	21,092	33,609	17,836
Receivable for policy-related transactions	—	1,460	7,056	—	—	—

Total assets	38,601,042	11,352,926	26,743,049	5,615,700	6,451,200	124,184,470

Liabilities:
Payable for shares of the Portfolios purchased	—	1,460	7,056	—	—	—
Payable for policy-related transactions	29,191	—	—	21,092	33,608	17,839

Total liabilities	29,191	1,460	7,056	21,092	33,608	17,839

Net Assets	$38,571,851	$11,351,466	$26,735,993	$5,594,608	$6,417,592	$124,166,631

Net Assets:
Accumulation unit values	$38,569,485	$11,349,550	$26,733,017	$5,593,500	$6,417,194	$124,157,390
Retained by Equitable America in Variable Account AA	2,366	1,916	2,976	1,108	398	9,241

Total Net Assets	$38,571,851	$11,351,466	$26,735,993	$5,594,608	$6,417,592	$124,166,631

Investments in shares of the Portfolios, at cost	$38,505,299	$11,283,192	$26,866,939	$5,000,000	$6,435,114	$118,455,768

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-6

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$402,355,294	$21,736,363	$63,689,156	$109,083,510	$33,703,240	$39,567,949
Receivable for shares of the Portfolios sold	—	7,527	—	23,899	21,523	—
Receivable for policy-related transactions	31,721	—	6,726	—	—	13,707

Total assets	402,387,015	21,743,890	63,695,882	109,107,409	33,724,763	39,581,656

Liabilities:
Payable for shares of the Portfolios purchased	31,721	—	6,727	—	—	13,707
Payable for policy-related transactions	—	7,527	—	23,899	21,522	—

Total liabilities	31,721	7,527	6,727	23,899	21,522	13,707

Net Assets	$402,355,294	$21,736,363	$63,689,155	$109,083,510	$33,703,241	$39,567,949

Net Assets:
Accumulation unit values	$402,337,081	$21,735,380	$63,686,328	$109,076,094	$33,699,964	$39,563,176
Retained by Equitable America in Variable Account AA	18,213	983	2,827	7,416	3,277	4,773

Total Net Assets	$402,355,294	$21,736,363	$63,689,155	$109,083,510	$33,703,241	$39,567,949

Investments in shares of the Portfolios, at cost	$397,300,331	$21,342,719	$61,440,835	$110,764,044	$33,490,811	$37,846,272

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-7

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,101,687	$11,308,347	$515,659,238	$32,511,381	$16,230,001	$3,564,388
Receivable for shares of the Portfolios sold	—	—	—	—	152	—
Receivable for policy-related transactions	6,139	4,387	—	3,181	—	323

Total assets	20,107,826	11,312,734	515,659,238	32,514,562	16,230,153	3,564,711

Liabilities:
Payable for shares of the Portfolios purchased	6,213	4,386	20,504	3,182	—	323
Payable for policy-related transactions	—	—	126,419	—	152	—

Total liabilities	6,213	4,386	146,923	3,182	152	323

Net Assets	$20,101,613	$11,308,348	$515,512,315	$32,511,380	$16,230,001	$3,564,388

Net Assets:
Accumulation unit values	$20,100,519	$11,308,078	$513,862,246	$32,509,268	$16,229,488	$3,564,200
Retained by Equitable America in Variable Account AA	1,094	270	1,650,069	2,112	513	188

Total Net Assets	$20,101,613	$11,308,348	$515,512,315	$32,511,380	$16,230,001	$3,564,388

Investments in shares of the Portfolios, at cost	$20,985,172	$10,218,815	$485,635,289	$32,525,294	$16,172,295	$3,554,986

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-8

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$75,579,743	$47,621,805	$29,834,492	$16,339,902	$1,895,396,847	$370,370,408
Receivable for shares of the Portfolios sold	9,284	—	—	—	—	194,840
Receivable for policy-related transactions	—	10,996	19,258	14,127	947,287	—

Total assets	75,589,027	47,632,801	29,853,750	16,354,029	1,896,344,134	370,565,248

Liabilities:
Payable for shares of the Portfolios purchased	—	11,010	19,258	14,127	947,707	—
Payable for policy-related transactions	9,285	—	—	—	—	186,128

Total liabilities	9,285	11,010	19,258	14,127	947,707	186,128

Net Assets	$75,579,742	$47,621,791	$29,834,492	$16,339,902	$1,895,396,427	$370,379,120

Net Assets:
Accumulation unit values	$75,578,090	$47,619,599	$29,832,658	$16,338,166	$1,895,286,985	$370,356,381
Retained by Equitable America in Variable Account AA	1,652	2,192	1,834	1,736	109,442	22,739

Total Net Assets	$75,579,742	$47,621,791	$29,834,492	$16,339,902	$1,895,396,427	$370,379,120

Investments in shares of the Portfolios, at cost	$75,844,587	$47,480,718	$30,120,151	$13,811,719	$1,705,510,796	$338,883,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-9

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$4,323,957	$4,776,975	$65,127,905	$35,088,214	$934,540	$4,021,218
Receivable for shares of the Portfolios sold	137	—	—	—	—	199
Receivable for policy-related transactions	—	713	7,637	25,115	2,298	—

Total assets	4,324,094	4,777,688	65,135,542	35,113,329	936,838	4,021,417

Liabilities:
Payable for shares of the Portfolios purchased	—	713	7,637	18,966	2,298	—
Payable for policy-related transactions	137	—	—	—	—	199

Total liabilities	137	713	7,637	18,966	2,298	199

Net Assets	$4,323,957	$4,776,975	$65,127,905	$35,094,363	$934,540	$4,021,218

Net Assets:
Accumulation unit values	$4,323,734	$4,776,901	$65,125,090	$35,091,623	$934,534	$4,021,116
Retained by Equitable America in Variable Account AA	223	74	2,815	2,740	6	102

Total Net Assets	$4,323,957	$4,776,975	$65,127,905	$35,094,363	$934,540	$4,021,218

Investments in shares of the Portfolios, at cost	$4,144,699	$4,531,753	$63,475,685	$34,991,858	$954,907	$4,026,922

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-10

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$46,945,121	$176,320,525	$9,116,708	$18,219,780	$45,843,518	$166,671,873
Receivable for shares of the Portfolios sold	—	—	1,841	1,931	—	36,434
Receivable for policy-related transactions	7,755	225,778	—	—	426	—

Total assets	46,952,876	176,546,303	9,118,549	18,221,711	45,843,944	166,708,307

Liabilities:
Payable for shares of the Portfolios purchased	7,755	225,821	—	—	426	—
Payable for policy-related transactions	—	—	1,841	1,931	—	36,434

Total liabilities	7,755	225,821	1,841	1,931	426	36,434

Net Assets	$46,945,121	$176,320,482	$9,116,708	$18,219,780	$45,843,518	$166,671,873

Net Assets:
Accumulation unit values	$46,942,567	$176,313,100	$9,115,487	$18,218,487	$45,841,820	$166,664,204
Retained by Equitable America in Variable Account AA	2,554	7,382	1,221	1,293	1,698	7,669

Total Net Assets	$46,945,121	$176,320,482	$9,116,708	$18,219,780	$45,843,518	$166,671,873

Investments in shares of the Portfolios, at cost	$45,804,704	$163,536,871	$8,697,382	$17,589,186	$44,521,766	$169,207,502

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-11

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$33,117,875	$177,412,975	$571,949,699	$155,474,982	$8,985,308	$322,416,592
Receivable for shares of the Portfolios sold	24,138	—	232,012	—	—	71,109
Receivable for policy-related transactions	—	23,025	—	73,704	899	—

Total assets	33,142,013	177,436,000	572,181,711	155,548,686	8,986,207	322,487,701

Liabilities:
Payable for shares of the Portfolios purchased	—	4,784	—	73,704	899	—
Payable for policy-related transactions	24,138	—	214,219	—	—	70,977

Total liabilities	24,138	4,784	214,219	73,704	899	70,977

Net Assets	$33,117,875	$177,431,216	$571,967,492	$155,474,982	$8,985,308	$322,416,724

Net Assets:
Accumulation unit values	$33,115,535	$177,424,325	$571,935,278	$155,460,897	$8,981,582	$322,394,156
Retained by Equitable America in Variable Account AA	2,340	6,891	32,214	14,085	3,726	22,568

Total Net Assets	$33,117,875	$177,431,216	$571,967,492	$155,474,982	$8,985,308	$322,416,724

Investments in shares of the Portfolios, at cost	$33,461,110	$179,890,761	$586,357,440	$148,797,258	$9,147,793	$300,776,867

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-12

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$111,427,711	$92,104,712	$67,143,684	$148,237,038	$328,987	$22,197,674
Receivable for shares of the Portfolios sold	43,078	—	33,515	15,416	—	—
Receivable for policy-related transactions	—	74,128	—	—	1,698	1,050

Total assets	111,470,789	92,178,840	67,177,199	148,252,454	330,685	22,198,724

Liabilities:
Payable for shares of the Portfolios purchased	—	74,085	—	—	1,642	1,050
Payable for policy-related transactions	43,078	—	33,515	3,569	—	—

Total liabilities	43,078	74,085	33,515	3,569	1,642	1,050

Net Assets	$111,427,711	$92,104,755	$67,143,684	$148,248,885	$329,043	$22,197,674

Net Assets:
Accumulation unit values	$111,416,838	$92,101,366	$67,139,981	$148,238,253	$329,043	$22,195,010
Retained by Equitable America in Variable Account AA	10,873	3,389	3,703	10,632	—	2,664

Total Net Assets	$111,427,711	$92,104,755	$67,143,684	$148,248,885	$329,043	$22,197,674

Investments in shares of the Portfolios, at cost	$112,285,197	$88,539,702	$66,029,116	$129,876,123	$332,885	$21,824,329

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-13

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$194,322,052	$393,700,987	$126,127,244	$297,147,490	$60,253,660	$418,149,047
Receivable for shares of the Portfolios sold	—	45,992	—	—	27,711	—
Receivable for policy-related transactions	13,789	—	23,333	36,347	—	106,614

Total assets	194,335,841	393,746,979	126,150,577	297,183,837	60,281,371	418,255,661

Liabilities:
Payable for shares of the Portfolios purchased	13,722	—	23,342	30,043	—	106,663
Payable for policy-related transactions	—	40,980	—	—	27,288	—

Total liabilities	13,722	40,980	23,342	30,043	27,288	106,663

Net Assets	$194,322,119	$393,705,999	$126,127,235	$297,153,794	$60,254,083	$418,148,998

Net Assets:
Accumulation unit values	$194,314,190	$393,685,367	$126,119,327	$297,135,037	$60,254,083	$418,127,488
Retained by Equitable America in Variable Account AA	7,929	20,632	7,908	18,757	—	21,510

Total Net Assets	$194,322,119	$393,705,999	$126,127,235	$297,153,794	$60,254,083	$418,148,998

Investments in shares of the Portfolios, at cost	$198,543,920	$370,683,574	$143,217,630	$279,935,731	$58,272,640	$408,648,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-14

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$51,494,403	$447,023,724	$61,898,493	$459,398,190	$35,242,294	$8,694,402
Receivable for shares of the Portfolios sold	54,752	—	—	14,273	—	17,591
Receivable for policy-related transactions	—	99,305	4,252	—	873,550	—

Total assets	51,549,155	447,123,029	61,902,745	459,412,463	36,115,844	8,711,993

Liabilities:
Payable for shares of the Portfolios purchased	—	83,679	4,252	—	942,624	—
Payable for policy-related transactions	54,752	—	—	12,959	—	17,541

Total liabilities	54,752	83,679	4,252	12,959	942,624	17,541

Net Assets	$51,494,403	$447,039,350	$61,898,493	$459,399,504	$35,173,220	$8,694,452

Net Assets:
Accumulation unit values	$51,493,531	$446,554,369	$61,897,867	$459,383,846	$35,173,220	$8,694,452
Retained by Equitable America in Variable Account AA	872	484,981	626	15,658	—	—

Total Net Assets	$51,494,403	$447,039,350	$61,898,493	$459,399,504	$35,173,220	$8,694,452

Investments in shares of the Portfolios, at cost	$50,597,313	$446,354,655	$61,723,625	$457,090,692	$35,245,970	$8,035,796

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-15

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$22,003,645	$16,479,255	$8,156,892	$218,716,616	$248,487,302	$22,805,416
Receivable for shares of the Portfolios sold	—	38,305	—	—	81,143	26,046
Receivable for policy-related transactions	2,689	—	888	121,012	—	—

Total assets	22,006,334	16,517,560	8,157,780	218,837,628	248,568,445	22,831,462

Liabilities:
Payable for shares of the Portfolios purchased	2,692	—	888	121,040	—	—
Payable for policy-related transactions	—	38,305	—	—	64,870	26,045

Total liabilities	2,692	38,305	888	121,040	64,870	26,045

Net Assets	$22,003,642	$16,479,255	$8,156,892	$218,716,588	$248,503,575	$22,805,417

Net Assets:
Accumulation unit values	$22,002,609	$16,478,615	$8,156,545	$218,703,974	$248,485,761	$22,804,567
Retained by Equitable America in Variable Account AA	1,033	640	347	12,614	17,814	850

Total Net Assets	$22,003,642	$16,479,255	$8,156,892	$218,716,588	$248,503,575	$22,805,417

Investments in shares of the Portfolios, at cost	$21,586,393	$16,740,662	$8,153,815	$192,651,355	$238,706,535	$21,562,807

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$12,000,167	$1,118,587	$344,741	$20,891,236	$103,627,097	$94,768,899
Receivable for policy-related transactions	2,435	225	651	4,587	79,301	7,880

Total assets	12,002,602	1,118,812	345,392	20,895,823	103,706,398	94,776,779

Liabilities:
Payable for shares of the Portfolios purchased	2,435	203	651	4,587	79,336	7,877

Total liabilities	2,435	203	651	4,587	79,336	7,877

Net Assets	$12,000,167	$1,118,609	$344,741	$20,891,236	$103,627,062	$94,768,902

Net Assets:
Accumulation unit values	$11,999,450	$1,118,609	$344,735	$20,889,312	$103,624,605	$94,763,016
Retained by Equitable America in Variable Account AA	717	—	6	1,924	2,457	5,886

Total Net Assets	$12,000,167	$1,118,609	$344,741	$20,891,236	$103,627,062	$94,768,902

Investments in shares of the Portfolios, at cost	$12,047,058	$1,057,822	$329,256	$19,885,100	$102,761,450	$89,388,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$45,211,705	$21,552,290	$129,854,860	$27,662,722	$131,966,952	$126,754,213
Receivable for shares of the Portfolios sold	71,525	—	—	68,676	70,373	724
Receivable for policy-related transactions	—	4,780	—	—	—	—

Total assets	45,283,230	21,557,070	129,854,860	27,731,398	132,037,325	126,754,937

Liabilities:
Payable for shares of the Portfolios purchased	—	4,780	17,297	—	—	—
Payable for policy-related transactions	71,525	—	7,238	68,676	70,373	723

Total liabilities	71,525	4,780	24,535	68,676	70,373	723

Net Assets	$45,211,705	$21,552,290	$129,830,325	$27,662,722	$131,966,952	$126,754,214

Net Assets:
Accumulation unit values	$45,209,091	$21,551,042	$129,220,888	$27,660,882	$131,943,773	$126,747,916
Retained by Equitable America in Variable Account AA	2,614	1,248	609,437	1,840	23,179	6,298

Total Net Assets	$45,211,705	$21,552,290	$129,830,325	$27,662,722	$131,966,952	$126,754,214

Investments in shares of the Portfolios, at cost	$44,134,503	$22,467,262	$133,000,605	$27,080,059	$121,182,735	$119,686,880

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$6,436,783	$3,483,123	$22,333,404	$69,248,265	$78,318,437	$58,843,467
Receivable for shares of the Portfolios sold	—	—	36,647	—	—	—
Receivable for policy-related transactions	2,037	610	—	22,933	13,545	13,351

Total assets	6,438,820	3,483,733	22,370,051	69,271,198	78,331,982	58,856,818

Liabilities:
Payable for shares of the Portfolios purchased	2,037	610	—	22,932	13,545	13,351
Payable for policy-related transactions	—	—	36,647	—	—	—

Total liabilities	2,037	610	36,647	22,932	13,545	13,351

Net Assets	$6,436,783	$3,483,123	$22,333,404	$69,248,266	$78,318,437	$58,843,467

Net Assets:
Accumulation unit values	$6,436,682	$3,482,922	$22,332,721	$69,246,267	$78,314,913	$58,842,683
Retained by Equitable America in Variable Account AA	101	201	683	1,999	3,524	784

Total Net Assets	$6,436,783	$3,483,123	$22,333,404	$69,248,266	$78,318,437	$58,843,467

Investments in shares of the Portfolios, at cost	$5,826,269	$3,595,325	$22,642,121	$65,501,314	$73,055,670	$54,248,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-19

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$34,452,468	$9,477,045
Receivable for shares of the Portfolios sold	25,544	—
Receivable for policy-related transactions	—	608

Total assets	34,478,012	9,477,653

Liabilities:
Payable for shares of the Portfolios purchased	—	608
Payable for policy-related transactions	25,544	—

Total liabilities	25,544	608

Net Assets	$34,452,468	$9,477,045

Net Assets:
Accumulation unit values	$34,451,169	$9,475,813
Retained by Equitable America in Variable Account AA	1,299	1,232

Total Net Assets	$34,452,468	$9,477,045

Investments in shares of the Portfolios, at cost	$32,912,063	$7,871,251

The accompanying notes are an integral part of these financial statements.

FSA-20

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	76

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	1,165

1290 VT EQUITY INCOME	CLASS IB	5,701

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	146

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	9,019

1290 VT HIGH YIELD BOND	CLASS IB	5,677

1290 VT MICRO CAP	CLASS IB	12

1290 VT NATURAL RESOURCES	CLASS IB	31

1290 VT REAL ESTATE	CLASS IB	42

1290 VT SMALL CAP VALUE	CLASS IB	1,785

1290 VT SMARTBETA EQUITY ESG	CLASS IB	1,742

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	1,289

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	4,143

EQ/400 MANAGED VOLATILITY	CLASS IB	519

EQ/500 MANAGED VOLATILITY	CLASS IB	895

EQ/2000 MANAGED VOLATILITY	CLASS IB	272

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	492

EQ/AB SMALL CAP GROWTH	CLASS IB	8,390

EQ/AGGRESSIVE ALLOCATION	CLASS IB	38,030

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	1,237

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	3,116

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	5,034

EQ/BALANCED STRATEGY	CLASS IB	2,112

EQ/CAPITAL GROUP RESEARCH	CLASS IB	1,061

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	1,199

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	861

EQ/COMMON STOCK INDEX	CLASS IA	5,540

EQ/COMMON STOCK INDEX	CLASS IB	4,186

EQ/CONSERVATIVE ALLOCATION	CLASS IB	3,922

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	1,168

EQ/CONSERVATIVE STRATEGY	CLASS IB	305

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	9,106

EQ/CORE BOND INDEX	CLASS IB	5,008

EQ/CORE PLUS BOND	CLASS IA	1,241

EQ/CORE PLUS BOND	CLASS IB	7,556

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	1,398

EQ/EQUITY 500 INDEX	CLASS IA	1,440

The accompanying notes are an integral part of these financial statements.

FSA-21

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/EQUITY 500 INDEX	CLASS IB	18,369

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	5,617

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	84

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	344

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	3,802

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	1,615

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	93

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	153

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	263

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	3,832

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	1,611

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	11,312

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	556

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	1,220

EQ/INVESCO COMSTOCK	CLASS IB	2,071

EQ/INVESCO GLOBAL	CLASS IB	5,642

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	2,074

EQ/JANUS ENTERPRISE	CLASS IB	8,501

EQ/JPMORGAN GROWTH STOCK	CLASS IB	8,164

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	7,625

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	861

EQ/LARGE CAP GROWTH INDEX	CLASS IB	11,301

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	3,447

EQ/LARGE CAP VALUE INDEX	CLASS IB	8,122

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	3,689

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	5,825

EQ/LONG-TERM BOND	CLASS IB	49

EQ/LOOMIS SAYLES GROWTH	CLASS IB	1,835

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	23,756

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	9,845

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	7,337

EQ/MFS TECHNOLOGY	CLASS IB	7,184

EQ/MFS UTILITIES SERIES	CLASS IB	1,483

EQ/MID CAP INDEX	CLASS IB	26,134

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	3,370

EQ/MODERATE ALLOCATION	CLASS IA	9,097

EQ/MODERATE ALLOCATION	CLASS IB	27,666

EQ/MODERATE GROWTH STRATEGY	CLASS IB	3,736

The accompanying notes are an integral part of these financial statements.

FSA-22

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	47,606

EQ/MONEY MARKET	CLASS IA	3,616

EQ/MONEY MARKET	CLASS IB	31,626

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	931

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	2,861

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	1,670

EQ/QUALITY BOND PLUS	CLASS IA	290

EQ/QUALITY BOND PLUS	CLASS IB	757

EQ/SMALL COMPANY INDEX	CLASS IB	17,653

EQ/VALUE EQUITY	CLASS IB	10,324

EQ/WELLINGTON ENERGY	CLASS IB	5,012

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	966

EQUITABLE GROWTH MF/ETF	CLASS IB	92

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	31

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	743

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	9,446

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,695

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,681

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	985

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	1,343

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	411

MULTIMANAGER CORE BOND	CLASS IB	3,151

MULTIMANAGER TECHNOLOGY	CLASS IB	3,218

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	43,261

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,003

TARGET 2015 ALLOCATION	CLASS IB	544

TARGET 2025 ALLOCATION	CLASS IB	2,135

TARGET 2035 ALLOCATION	CLASS IB	4,425

TARGET 2045 ALLOCATION	CLASS IB	4,545

TARGET 2055 ALLOCATION	CLASS IB	3,127

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	2,616

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	296

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-23

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	CLASS IB	$139.37	—
1290 VT CONVERTIBLE SECURITIES	1.20%	CLASS IB	$172.78	2
1290 VT CONVERTIBLE SECURITIES	1.25%	CLASS IB	$172.16	2
1290 VT CONVERTIBLE SECURITIES	1.34%	CLASS IB	$138.74	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	CLASS IB	$106.64	87
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	CLASS IB	$106.07	7

1290 VT EQUITY INCOME	0.95%	CLASS IB	$376.42	3
1290 VT EQUITY INCOME	1.10%	CLASS IB	$364.51	2
1290 VT EQUITY INCOME	1.20%	CLASS IB	$356.75	54
1290 VT EQUITY INCOME	1.25%	CLASS IB	$254.04	8
1290 VT EQUITY INCOME	1.34%	CLASS IB	$346.19	14
1290 VT EQUITY INCOME	1.45%	CLASS IB	$338.08	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	CLASS IB	$234.54	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	CLASS IB	$232.10	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	CLASS IB	$224.95	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	CLASS IB	$220.28	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	CLASS IB	$175.25	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	CLASS IB	$213.84	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	CLASS IB	$213.93	5

1290 VT GAMCO SMALL COMPANY VALUE	0.90%	CLASS IB	$706.37	1
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	CLASS IB	$698.85	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	CLASS IB	$676.74	5
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	CLASS IB	$662.33	949
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	CLASS IB	$419.17	35
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	CLASS IB	$642.72	57
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	CLASS IB	$627.67	—

1290 VT HIGH YIELD BOND	0.95%	CLASS IB	$151.62	8
1290 VT HIGH YIELD BOND	1.10%	CLASS IB	$148.75	3
1290 VT HIGH YIELD BOND	1.20%	CLASS IB	$146.85	296
1290 VT HIGH YIELD BOND	1.25%	CLASS IB	$145.92	25
1290 VT HIGH YIELD BOND	1.34%	CLASS IB	$144.24	20
1290 VT HIGH YIELD BOND	1.45%	CLASS IB	$142.22	—

1290 VT MICRO CAP	1.20%	CLASS IB	$193.57	—
1290 VT MICRO CAP	1.25%	CLASS IB	$192.87	1

1290 VT NATURAL RESOURCES	1.20%	CLASS IB	$114.84	3

1290 VT REAL ESTATE	1.20%	CLASS IB	$113.56	2

1290 VT SMALL CAP VALUE	0.90%	CLASS IB	$230.94	—
1290 VT SMALL CAP VALUE	0.95%	CLASS IB	$242.88	5
1290 VT SMALL CAP VALUE	1.10%	CLASS IB	$226.04	—
1290 VT SMALL CAP VALUE	1.20%	CLASS IB	$223.61	68
1290 VT SMALL CAP VALUE	1.25%	CLASS IB	$222.42	4
1290 VT SMALL CAP VALUE	1.34%	CLASS IB	$220.27	12
1290 VT SMALL CAP VALUE	1.45%	CLASS IB	$236.08	—

1290 VT SMARTBETA EQUITY ESG	0.90%	CLASS IB	$242.52	—
1290 VT SMARTBETA EQUITY ESG	0.95%	CLASS IB	$192.54	2

The accompanying notes are an integral part of these financial statements.

FSA-24

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	1.10%	CLASS IB	$237.37	2
1290 VT SMARTBETA EQUITY ESG	1.20%	CLASS IB	$234.82	125
1290 VT SMARTBETA EQUITY ESG	1.25%	CLASS IB	$233.56	6
1290 VT SMARTBETA EQUITY ESG	1.34%	CLASS IB	$231.31	10
1290 VT SMARTBETA EQUITY ESG	1.45%	CLASS IB	$187.15	—

1290 VT SOCIALLY RESPONSIBLE	0.95%	CLASS IB	$590.35	1
1290 VT SOCIALLY RESPONSIBLE	1.10%	CLASS IB	$442.40	—
1290 VT SOCIALLY RESPONSIBLE	1.20%	CLASS IB	$430.72	67
1290 VT SOCIALLY RESPONSIBLE	1.25%	CLASS IB	$428.43	1
1290 VT SOCIALLY RESPONSIBLE	1.34%	CLASS IB	$414.92	5
1290 VT SOCIALLY RESPONSIBLE	1.45%	CLASS IB	$522.17	—

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.95%	CLASS 4	$111.37	3
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.10%	CLASS 4	$109.26	4
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.20%	CLASS 4	$107.86	292
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.25%	CLASS 4	$107.18	39
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.34%	CLASS 4	$105.95	20
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.45%	CLASS 4	$104.46	—

EQ/400 MANAGED VOLATILITY	0.90%	CLASS IB	$332.06	—
EQ/400 MANAGED VOLATILITY	0.95%	CLASS IB	$371.80	—
EQ/400 MANAGED VOLATILITY	1.10%	CLASS IB	$321.70	—
EQ/400 MANAGED VOLATILITY	1.20%	CLASS IB	$316.62	31
EQ/400 MANAGED VOLATILITY	1.25%	CLASS IB	$354.91	1
EQ/400 MANAGED VOLATILITY	1.34%	CLASS IB	$349.98	3

EQ/500 MANAGED VOLATILITY	0.90%	CLASS IB	$507.38	—
EQ/500 MANAGED VOLATILITY	0.95%	CLASS IB	$562.68	—
EQ/500 MANAGED VOLATILITY	1.10%	CLASS IB	$491.56	1
EQ/500 MANAGED VOLATILITY	1.20%	CLASS IB	$483.80	44
EQ/500 MANAGED VOLATILITY	1.25%	CLASS IB	$537.12	3
EQ/500 MANAGED VOLATILITY	1.34%	CLASS IB	$529.66	6
EQ/500 MANAGED VOLATILITY	1.45%	CLASS IB	$421.65	—

EQ/2000 MANAGED VOLATILITY	0.90%	CLASS IB	$286.16	—
EQ/2000 MANAGED VOLATILITY	0.95%	CLASS IB	$334.89	—
EQ/2000 MANAGED VOLATILITY	1.10%	CLASS IB	$277.23	—
EQ/2000 MANAGED VOLATILITY	1.20%	CLASS IB	$272.85	18
EQ/2000 MANAGED VOLATILITY	1.25%	CLASS IB	$319.68	1
EQ/2000 MANAGED VOLATILITY	1.34%	CLASS IB	$315.24	1

EQ/AB DYNAMIC MODERATE GROWTH	0.90%	CLASS IB	$201.66	—
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	CLASS IB	$200.28	—
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	CLASS IB	$196.18	1
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	CLASS IB	$193.49	26
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	CLASS IB	$192.16	2
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	CLASS IB	$189.78	4

The accompanying notes are an integral part of these financial statements.

FSA-25

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB SMALL CAP GROWTH	0.90%	CLASS IB	$571.54	—
EQ/AB SMALL CAP GROWTH	0.95%	CLASS IB	$668.45	5
EQ/AB SMALL CAP GROWTH	1.10%	CLASS IB	$642.29	1
EQ/AB SMALL CAP GROWTH	1.20%	CLASS IB	$524.61	186
EQ/AB SMALL CAP GROWTH	1.25%	CLASS IB	$330.89	19
EQ/AB SMALL CAP GROWTH	1.34%	CLASS IB	$711.35	23
EQ/AB SMALL CAP GROWTH	1.45%	CLASS IB	$506.05	—

EQ/AGGRESSIVE ALLOCATION	0.90%	CLASS IB	$402.61	2
EQ/AGGRESSIVE ALLOCATION	0.95%	CLASS IB	$398.12	14
EQ/AGGRESSIVE ALLOCATION	1.10%	CLASS IB	$384.92	18
EQ/AGGRESSIVE ALLOCATION	1.20%	CLASS IB	$376.33	900
EQ/AGGRESSIVE ALLOCATION	1.25%	CLASS IB	$230.21	10
EQ/AGGRESSIVE ALLOCATION	1.34%	CLASS IB	$364.66	132
EQ/AGGRESSIVE ALLOCATION	1.45%	CLASS IB	$355.71	—

EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	CLASS IB	$171.69	—
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	CLASS IB	$171.21	2
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	CLASS IB	$169.76	3
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	CLASS IB	$168.79	97
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	CLASS IB	$168.32	6
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	CLASS IB	$167.46	21

EQ/ALL ASSET GROWTH ALLOCATION	0.90%	CLASS IB	$279.60	—
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	CLASS IB	$277.31	1
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	CLASS IB	$270.55	2
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	CLASS IB	$266.11	224
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	CLASS IB	$263.93	2
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	CLASS IB	$260.03	11
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	CLASS IB	$255.34	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	CLASS IB	$372.67	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	CLASS IB	$182.78	7
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	CLASS IB	$361.05	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	CLASS IB	$355.35	291
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	CLASS IB	$161.40	10
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	CLASS IB	$178.78	12
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	CLASS IB	$177.66	—

EQ/BALANCED STRATEGY	0.90%	CLASS IB	$195.90	—
EQ/BALANCED STRATEGY	0.95%	CLASS IB	$194.56	3
EQ/BALANCED STRATEGY	1.10%	CLASS IB	$190.58	5
EQ/BALANCED STRATEGY	1.20%	CLASS IB	$187.96	113
EQ/BALANCED STRATEGY	1.25%	CLASS IB	$186.67	20
EQ/BALANCED STRATEGY	1.34%	CLASS IB	$184.36	39
EQ/BALANCED STRATEGY	1.45%	CLASS IB	$181.58	—

EQ/CAPITAL GROUP RESEARCH	0.90%	CLASS IB	$784.10	—
EQ/CAPITAL GROUP RESEARCH	0.95%	CLASS IB	$773.75	4
EQ/CAPITAL GROUP RESEARCH	1.10%	CLASS IB	$743.46	1
EQ/CAPITAL GROUP RESEARCH	1.20%	CLASS IB	$723.84	15
EQ/CAPITAL GROUP RESEARCH	1.25%	CLASS IB	$504.33	23
EQ/CAPITAL GROUP RESEARCH	1.34%	CLASS IB	$697.31	19
EQ/CAPITAL GROUP RESEARCH	1.45%	CLASS IB	$677.08	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	CLASS IB	$603.29	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.95%	CLASS IB	$595.32	3

The accompanying notes are an integral part of these financial statements.

FSA-26

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	CLASS IB	$572.01	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.20%	CLASS IB	$556.92	7
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	CLASS IB	$561.06	8
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.34%	CLASS IB	$536.51	16
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.45%	CLASS IB	$520.94	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	CLASS IB	$376.86	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$365.99	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$358.89	25
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$305.01	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	CLASS IB	$349.21	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	CLASS IB	$341.76	—

EQ/COMMON STOCK INDEX	1.35%	CLASS IA	$1,206.64	86
EQ/COMMON STOCK INDEX+	1.40%	CLASS IA	$1,628.98	116
EQ/COMMON STOCK INDEX	1.45%	CLASS IA	$477.58	2
EQ/COMMON STOCK INDEX	0.90%	CLASS IB	$549.22	—
EQ/COMMON STOCK INDEX	0.95%	CLASS IB	$462.40	17
EQ/COMMON STOCK INDEX	1.10%	CLASS IB	$444.31	2
EQ/COMMON STOCK INDEX	1.20%	CLASS IB	$495.01	386
EQ/COMMON STOCK INDEX	1.25%	CLASS IB	$388.89	53

EQ/CONSERVATIVE ALLOCATION	0.90%	CLASS IB	$166.10	—
EQ/CONSERVATIVE ALLOCATION	0.95%	CLASS IB	$164.25	7
EQ/CONSERVATIVE ALLOCATION	1.10%	CLASS IB	$158.81	8
EQ/CONSERVATIVE ALLOCATION	1.20%	CLASS IB	$155.26	125
EQ/CONSERVATIVE ALLOCATION	1.25%	CLASS IB	$132.91	51
EQ/CONSERVATIVE ALLOCATION	1.34%	CLASS IB	$150.45	26

EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	CLASS IB	$171.76	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	CLASS IB	$170.58	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	CLASS IB	$167.10	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	CLASS IB	$164.80	41
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	CLASS IB	$163.67	52
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	CLASS IB	$161.65	5

EQ/CONSERVATIVE STRATEGY	0.95%	CLASS IB	$130.44	—
EQ/CONSERVATIVE STRATEGY	1.10%	CLASS IB	$127.77	—
EQ/CONSERVATIVE STRATEGY	1.20%	CLASS IB	$126.02	17
EQ/CONSERVATIVE STRATEGY	1.25%	CLASS IB	$125.15	8
EQ/CONSERVATIVE STRATEGY	1.34%	CLASS IB	$123.61	3

EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	CLASS IB	$213.77	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	CLASS IB	$211.38	6
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	CLASS IB	$204.38	9
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	CLASS IB	$199.82	277
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	CLASS IB	$157.65	47
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	CLASS IB	$193.62	50
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	CLASS IB	$188.87	—

EQ/CORE BOND INDEX	0.95%	CLASS IB	$130.44	18
EQ/CORE BOND INDEX	1.10%	CLASS IB	$125.77	5
EQ/CORE BOND INDEX	1.20%	CLASS IB	$122.73	318
EQ/CORE BOND INDEX	1.25%	CLASS IB	$104.35	17
EQ/CORE BOND INDEX	1.34%	CLASS IB	$118.62	32
EQ/CORE BOND INDEX	1.45%	CLASS IB	$115.47	—

The accompanying notes are an integral part of these financial statements.

FSA-27

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CORE PLUS BOND	1.34%	CLASS IA	$178.16	24
EQ/CORE PLUS BOND	1.45%	CLASS IA	$102.51	—
EQ/CORE PLUS BOND	0.95%	CLASS IB	$133.02	16
EQ/CORE PLUS BOND	1.10%	CLASS IB	$127.81	8
EQ/CORE PLUS BOND	1.20%	CLASS IB	$106.54	191
EQ/CORE PLUS BOND	1.25%	CLASS IB	$98.69	21

EQ/EMERGING MARKETS EQUITY PLUS	0.90%	CLASS IB	$141.87	—
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	CLASS IB	$140.97	1
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	CLASS IB	$138.30	1
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	CLASS IB	$136.53	105
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	CLASS IB	$135.66	7
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	CLASS IB	$134.11	6

EQ/EQUITY 500 INDEX	1.34%	CLASS IA	$1,517.33	91
EQ/EQUITY 500 INDEX	1.45%	CLASS IA	$562.80	1
EQ/EQUITY 500 INDEX	0.90%	CLASS IB	$644.52	1
EQ/EQUITY 500 INDEX	0.95%	CLASS IB	$537.56	15
EQ/EQUITY 500 INDEX	1.10%	CLASS IB	$516.52	7
EQ/EQUITY 500 INDEX	1.20%	CLASS IB	$583.23	2,931
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$450.10	78

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	CLASS IB	$582.63	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	CLASS IB	$641.59	2
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	CLASS IB	$564.47	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	CLASS IB	$555.55	608
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	CLASS IB	$612.44	27
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	CLASS IB	$603.94	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	CLASS IB	$473.39	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	CLASS IB	$201.84	2
EQ/FRANKLIN RISING DIVIDENDS	1.25%	CLASS IB	$201.11	19

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$278.45	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$270.42	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$265.18	13
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$219.85	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$258.02	3

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	CLASS IB	$911.46	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	CLASS IB	$668.26	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$726.97	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$667.64	62
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$706.99	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$200.50	6
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	CLASS IB	$450.86	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY+	1.34%	CLASS IB	$728.81	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	CLASS IB	$622.80	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	CLASS IB	$356.22	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	CLASS IB	$305.72	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	CLASS IB	$345.11	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	CLASS IB	$339.66	89
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	CLASS IB	$292.44	7
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	CLASS IB	$288.56	8

The accompanying notes are an integral part of these financial statements.

FSA-28

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERMEDIATE CORPORATE BOND	1.20%	CLASS IB	$109.70	9

EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	CLASS IA	$169.37	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	CLASS IA	$134.25	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	CLASS IB	$146.41	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	CLASS IB	$140.68	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	CLASS IB	$139.24	7
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	CLASS IB	$105.77	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	CLASS IB	$279.80	6
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	CLASS IB	$218.83	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	CLASS IB	$213.05	187
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	CLASS IB	$138.81	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	CLASS IB	$205.24	22
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	CLASS IB	$247.69	—

EQ/INTERNATIONAL EQUITY INDEX	1.34%	CLASS IA	$253.38	88
EQ/INTERNATIONAL EQUITY INDEX	1.45%	CLASS IA	$194.23	—
EQ/INTERNATIONAL EQUITY INDEX	0.90%	CLASS IB	$226.29	—
EQ/INTERNATIONAL EQUITY INDEX	0.95%	CLASS IB	$215.48	14
EQ/INTERNATIONAL EQUITY INDEX	1.10%	CLASS IB	$207.05	3
EQ/INTERNATIONAL EQUITY INDEX	1.20%	CLASS IB	$201.10	739
EQ/INTERNATIONAL EQUITY INDEX	1.25%	CLASS IB	$124.40	13

EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	CLASS IB	$192.75	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	CLASS IB	$204.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	CLASS IB	$186.73	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	CLASS IB	$183.79	47
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	CLASS IB	$195.31	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	CLASS IB	$192.59	2

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$235.32	7
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$226.11	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$220.14	47
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$125.73	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$212.07	27
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$225.45	—

EQ/INVESCO COMSTOCK	0.90%	CLASS IB	$445.77	—
EQ/INVESCO COMSTOCK	0.95%	CLASS IB	$441.15	3
EQ/INVESCO COMSTOCK	1.10%	CLASS IB	$427.56	2
EQ/INVESCO COMSTOCK	1.20%	CLASS IB	$418.69	87
EQ/INVESCO COMSTOCK	1.25%	CLASS IB	$326.08	4
EQ/INVESCO COMSTOCK	1.34%	CLASS IB	$406.61	15
EQ/INVESCO COMSTOCK	1.45%	CLASS IB	$397.33	—

EQ/INVESCO GLOBAL	0.90%	CLASS IB	$373.60	—
EQ/INVESCO GLOBAL	0.95%	CLASS IB	$369.98	2
EQ/INVESCO GLOBAL	1.10%	CLASS IB	$359.31	3
EQ/INVESCO GLOBAL	1.20%	CLASS IB	$352.33	430
EQ/INVESCO GLOBAL	1.25%	CLASS IB	$287.59	16
EQ/INVESCO GLOBAL	1.34%	CLASS IB	$342.83	25
EQ/INVESCO GLOBAL	1.45%	CLASS IB	$335.51	—

EQ/INVESCO GLOBAL REAL ASSETS	0.90%	CLASS IB	$213.78	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	CLASS IB	$216.65	—
EQ/INVESCO GLOBAL REAL ASSETS	0.95%	CLASS IB	$212.14	2

The accompanying notes are an integral part of these financial statements.

FSA-29

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	CLASS IB	$209.89	2
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	CLASS IB	$206.58	141
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	CLASS IB	$202.50	5
EQ/INVESCO GLOBAL REAL ASSETS	1.34%	CLASS IB	$199.69	11
EQ/INVESCO GLOBAL REAL ASSETS	1.45%	CLASS IB	$171.36	—

EQ/JANUS ENTERPRISE	0.90%	CLASS IB	$542.33	—
EQ/JANUS ENTERPRISE	0.95%	CLASS IB	$536.71	5
EQ/JANUS ENTERPRISE	1.10%	CLASS IB	$520.17	3
EQ/JANUS ENTERPRISE	1.20%	CLASS IB	$509.38	295
EQ/JANUS ENTERPRISE	1.25%	CLASS IB	$330.00	27
EQ/JANUS ENTERPRISE	1.34%	CLASS IB	$494.68	28
EQ/JANUS ENTERPRISE	1.45%	CLASS IB	$483.40	—

EQ/JPMORGAN GROWTH STOCK	0.90%	CLASS IB	$680.23	—
EQ/JPMORGAN GROWTH STOCK	0.95%	CLASS IB	$672.99	4
EQ/JPMORGAN GROWTH STOCK	1.10%	CLASS IB	$651.70	4
EQ/JPMORGAN GROWTH STOCK	1.20%	CLASS IB	$637.82	812
EQ/JPMORGAN GROWTH STOCK	1.25%	CLASS IB	$537.52	42
EQ/JPMORGAN GROWTH STOCK	1.34%	CLASS IB	$618.94	42
EQ/JPMORGAN GROWTH STOCK	1.45%	CLASS IB	$604.44	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	CLASS IB	$508.93	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	CLASS IB	$471.70	6
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	CLASS IB	$486.80	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	CLASS IB	$468.42	226
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	CLASS IB	$473.42	51
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	CLASS IB	$335.70	28
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	CLASS IB	$574.54	22
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	CLASS IB	$436.95	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	CLASS IB	$451.37	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	CLASS IB	$433.70	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	CLASS IB	$422.25	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	CLASS IB	$375.25	2
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	CLASS IB	$406.78	4
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	CLASS IB	$394.97	—

EQ/LARGE CAP GROWTH INDEX	0.90%	CLASS IB	$620.36	1
EQ/LARGE CAP GROWTH INDEX	0.95%	CLASS IB	$612.17	8
EQ/LARGE CAP GROWTH INDEX	1.10%	CLASS IB	$588.20	3
EQ/LARGE CAP GROWTH INDEX	1.20%	CLASS IB	$572.68	495
EQ/LARGE CAP GROWTH INDEX	1.25%	CLASS IB	$752.13	13
EQ/LARGE CAP GROWTH INDEX	1.34%	CLASS IB	$551.69	40
EQ/LARGE CAP GROWTH INDEX	1.45%	CLASS IB	$535.68	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	CLASS IB	$605.41	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	CLASS IB	$566.34	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	CLASS IB	$639.67	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	CLASS IB	$597.40	86
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	CLASS IB	$622.09	10
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	CLASS IB	$543.97	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	CLASS IB	$894.37	47
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	CLASS IB	$557.28	1

The accompanying notes are an integral part of these financial statements.

FSA-30

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE INDEX	0.90%	CLASS IB	$220.78	—
EQ/LARGE CAP VALUE INDEX	0.95%	CLASS IB	$218.54	3
EQ/LARGE CAP VALUE INDEX	1.10%	CLASS IB	$211.94	3
EQ/LARGE CAP VALUE INDEX	1.20%	CLASS IB	$207.63	395
EQ/LARGE CAP VALUE INDEX	1.25%	CLASS IB	$173.27	20
EQ/LARGE CAP VALUE INDEX	1.34%	CLASS IB	$201.76	26
EQ/LARGE CAP VALUE INDEX	1.45%	CLASS IB	$197.25	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$355.56	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$372.11	18
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$337.13	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$328.23	73
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$332.54	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$212.91	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$320.35	105
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$332.74	1

EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	CLASS IB	$184.21	1
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	CLASS IB	$182.79	5
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	CLASS IB	$178.59	5
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	CLASS IB	$175.83	784
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	CLASS IB	$174.48	18
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	CLASS IB	$172.06	30
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	CLASS IB	$151.69	—

EQ/LONG-TERM BOND	1.20%	CLASS IB	$101.78	3

EQ/LOOMIS SAYLES GROWTH	0.90%	CLASS IB	$867.88	—
EQ/LOOMIS SAYLES GROWTH	0.95%	CLASS IB	$858.65	1
EQ/LOOMIS SAYLES GROWTH	1.10%	CLASS IB	$831.49	1
EQ/LOOMIS SAYLES GROWTH	1.20%	CLASS IB	$813.78	3
EQ/LOOMIS SAYLES GROWTH	1.25%	CLASS IB	$638.71	12
EQ/LOOMIS SAYLES GROWTH	1.34%	CLASS IB	$789.69	13
EQ/LOOMIS SAYLES GROWTH	1.45%	CLASS IB	$771.20	—

EQ/MFS INTERNATIONAL GROWTH	0.90%	CLASS IB	$382.90	—
EQ/MFS INTERNATIONAL GROWTH	0.95%	CLASS IB	$378.93	2
EQ/MFS INTERNATIONAL GROWTH	1.10%	CLASS IB	$367.25	2
EQ/MFS INTERNATIONAL GROWTH	1.20%	CLASS IB	$359.63	504
EQ/MFS INTERNATIONAL GROWTH	1.25%	CLASS IB	$220.65	15
EQ/MFS INTERNATIONAL GROWTH	1.34%	CLASS IB	$349.12	4
EQ/MFS INTERNATIONAL GROWTH	1.34%	CLASS IB	$349.26	20
EQ/MFS INTERNATIONAL GROWTH	1.45%	CLASS IB	$341.29	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	CLASS IB	$364.64	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	CLASS IB	$382.26	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	CLASS IB	$379.32	5
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	CLASS IB	$353.27	3
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	CLASS IB	$347.69	1,060
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	CLASS IB	$362.08	25
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	CLASS IB	$357.06	37
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	CLASS IB	$297.69	—

EQ/MFS MID CAP FOCUSED GROWTH	0.90%	CLASS IB	$362.37	—
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	CLASS IB	$359.71	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	CLASS IB	$351.82	1

The accompanying notes are an integral part of these financial statements.

FSA-31

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	CLASS IB	$346.63	331
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	CLASS IB	$344.08	12
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	CLASS IB	$339.52	18
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	CLASS IB	$334.01	—

EQ/MFS TECHNOLOGY	0.90%	CLASS IB	$1,063.82	—
EQ/MFS TECHNOLOGY	0.95%	CLASS IB	$1,055.64	1
EQ/MFS TECHNOLOGY	1.10%	CLASS IB	$1,031.42	1
EQ/MFS TECHNOLOGY	1.20%	CLASS IB	$1,015.51	263
EQ/MFS TECHNOLOGY	1.25%	CLASS IB	$1,007.69	13
EQ/MFS TECHNOLOGY	1.34%	CLASS IB	$993.71	15
EQ/MFS TECHNOLOGY	1.45%	CLASS IB	$762.29	—

EQ/MFS UTILITIES SERIES	0.90%	CLASS IB	$323.85	—
EQ/MFS UTILITIES SERIES	0.95%	CLASS IB	$321.36	2
EQ/MFS UTILITIES SERIES	1.10%	CLASS IB	$313.98	3
EQ/MFS UTILITIES SERIES	1.20%	CLASS IB	$309.14	158
EQ/MFS UTILITIES SERIES	1.25%	CLASS IB	$306.76	19
EQ/MFS UTILITIES SERIES	1.34%	CLASS IB	$302.50	13

EQ/MID CAP INDEX	0.90%	CLASS IB	$435.01	1
EQ/MID CAP INDEX	0.95%	CLASS IB	$429.49	8
EQ/MID CAP INDEX	1.10%	CLASS IB	$413.32	4
EQ/MID CAP INDEX	1.20%	CLASS IB	$402.83	939
EQ/MID CAP INDEX	1.25%	CLASS IB	$274.41	43
EQ/MID CAP INDEX	1.34%	CLASS IB	$388.63	58
EQ/MID CAP INDEX	1.45%	CLASS IB	$377.79	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$501.26	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$504.96	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	CLASS IB	$383.19	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$371.51	70
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$372.66	18
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$236.41	5
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	CLASS IB	$452.24	30
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	CLASS IB	$346.55	—

EQ/MODERATE ALLOCATION+	1.34%	CLASS IA	$123.62	536
EQ/MODERATE ALLOCATION	1.34%	CLASS IA	$370.60	121
EQ/MODERATE ALLOCATION	1.45%	CLASS IA	$234.21	1
EQ/MODERATE ALLOCATION	0.90%	CLASS IB	$267.52	1
EQ/MODERATE ALLOCATION	0.95%	CLASS IB	$237.22	23
EQ/MODERATE ALLOCATION	1.10%	CLASS IB	$227.94	39
EQ/MODERATE ALLOCATION	1.20%	CLASS IB	$242.86	1,273
EQ/MODERATE ALLOCATION	1.25%	CLASS IB	$165.62	69

EQ/MODERATE GROWTH STRATEGY	0.90%	CLASS IB	$223.64	—
EQ/MODERATE GROWTH STRATEGY	0.95%	CLASS IB	$222.11	—
EQ/MODERATE GROWTH STRATEGY	1.10%	CLASS IB	$217.57	—
EQ/MODERATE GROWTH STRATEGY	1.20%	CLASS IB	$214.58	242
EQ/MODERATE GROWTH STRATEGY	1.25%	CLASS IB	$213.11	17
EQ/MODERATE GROWTH STRATEGY	1.34%	CLASS IB	$210.47	30

EQ/MODERATE-PLUS ALLOCATION	0.90%	CLASS IB	$324.79	1
EQ/MODERATE-PLUS ALLOCATION	0.95%	CLASS IB	$321.17	32
EQ/MODERATE-PLUS ALLOCATION	1.10%	CLASS IB	$310.52	34

The accompanying notes are an integral part of these financial statements.

FSA-32

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.20%	CLASS IB	$303.59	1,184
EQ/MODERATE-PLUS ALLOCATION	1.25%	CLASS IB	$199.17	25
EQ/MODERATE-PLUS ALLOCATION	1.34%	CLASS IB	$294.18	251
EQ/MODERATE-PLUS ALLOCATION	1.45%	CLASS IB	$286.96	—

EQ/MONEY MARKET++	0.00%	CLASS IA	$1.19	14
EQ/MONEY MARKET++	1.34%	CLASS IA	$1.19	4
EQ/MONEY MARKET	1.35%	CLASS IA	$137.54	15
EQ/MONEY MARKET+	1.40%	CLASS IA	$37.99	42
EQ/MONEY MARKET	1.45%	CLASS IA	$113.22	—
EQ/MONEY MARKET++	0.00%	CLASS IB	$1.19	1,062
EQ/MONEY MARKET	0.95%	CLASS IB	$121.40	14
EQ/MONEY MARKET	1.10%	CLASS IB	$116.65	7
EQ/MONEY MARKET++	1.20%	CLASS IB	$1.19	6,865
EQ/MONEY MARKET	1.20%	CLASS IB	$117.85	123
EQ/MONEY MARKET	1.25%	CLASS IB	$98.17	52

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	CLASS IB	$170.47	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	CLASS IB	$169.99	5
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	CLASS IB	$168.55	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	CLASS IB	$167.59	21
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	CLASS IB	$167.12	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	CLASS IB	$166.26	15
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	CLASS IB	$165.23	—

EQ/PIMCO GLOBAL REAL RETURN	0.95%	CLASS IB	$109.11	4
EQ/PIMCO GLOBAL REAL RETURN	1.10%	CLASS IB	$107.04	3
EQ/PIMCO GLOBAL REAL RETURN	1.20%	CLASS IB	$105.67	168
EQ/PIMCO GLOBAL REAL RETURN	1.25%	CLASS IB	$105.00	23
EQ/PIMCO GLOBAL REAL RETURN	1.34%	CLASS IB	$103.80	10
EQ/PIMCO GLOBAL REAL RETURN	1.45%	CLASS IB	$102.34	—

EQ/PIMCO ULTRA SHORT BOND	0.95%	CLASS IB	$122.24	8
EQ/PIMCO ULTRA SHORT BOND	1.10%	CLASS IB	$118.48	7
EQ/PIMCO ULTRA SHORT BOND	1.20%	CLASS IB	$116.02	91
EQ/PIMCO ULTRA SHORT BOND	1.25%	CLASS IB	$116.30	18
EQ/PIMCO ULTRA SHORT BOND	1.34%	CLASS IB	$112.67	18
EQ/PIMCO ULTRA SHORT BOND	1.45%	CLASS IB	$110.10	—

EQ/QUALITY BOND PLUS	1.34%	CLASS IA	$176.24	13
EQ/QUALITY BOND PLUS	1.45%	CLASS IA	$136.23	—
EQ/QUALITY BOND PLUS	0.95%	CLASS IB	$149.75	6
EQ/QUALITY BOND PLUS	1.10%	CLASS IB	$143.89	2
EQ/QUALITY BOND PLUS	1.20%	CLASS IB	$141.35	29
EQ/QUALITY BOND PLUS	1.25%	CLASS IB	$103.71	6

EQ/SMALL COMPANY INDEX	0.90%	CLASS IB	$540.52	—
EQ/SMALL COMPANY INDEX	0.95%	CLASS IB	$534.00	3
EQ/SMALL COMPANY INDEX	1.10%	CLASS IB	$514.87	2
EQ/SMALL COMPANY INDEX	1.20%	CLASS IB	$502.45	397
EQ/SMALL COMPANY INDEX	1.25%	CLASS IB	$283.15	20
EQ/SMALL COMPANY INDEX	1.34%	CLASS IB	$485.61	22
EQ/SMALL COMPANY INDEX	1.45%	CLASS IB	$472.72	—

EQ/VALUE EQUITY	0.90%	CLASS IB	$527.86	—
EQ/VALUE EQUITY	0.95%	CLASS IB	$445.19	6

The accompanying notes are an integral part of these financial statements.

FSA-33

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/VALUE EQUITY	1.10%	CLASS IB	$511.14	4
EQ/VALUE EQUITY	1.20%	CLASS IB	$493.33	396
EQ/VALUE EQUITY	1.20%	CLASS IB	$497.09	39
EQ/VALUE EQUITY	1.25%	CLASS IB	$238.86	26
EQ/VALUE EQUITY	1.34%	CLASS IB	$619.15	37
EQ/VALUE EQUITY	1.45%	CLASS IB	$460.19	—

EQ/WELLINGTON ENERGY	0.90%	CLASS IB	$90.86	—
EQ/WELLINGTON ENERGY	0.95%	CLASS IB	$102.02	2
EQ/WELLINGTON ENERGY	1.10%	CLASS IB	$88.02	3
EQ/WELLINGTON ENERGY	1.20%	CLASS IB	$86.63	226
EQ/WELLINGTON ENERGY	1.25%	CLASS IB	$97.38	15
EQ/WELLINGTON ENERGY	1.34%	CLASS IB	$96.03	14
EQ/WELLINGTON ENERGY	1.45%	CLASS IB	$71.21	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.95%	CLASS IB	$178.02	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	CLASS IB	$174.64	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.20%	CLASS IB	$172.41	62
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	CLASS IB	$171.32	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.34%	CLASS IB	$169.35	6

EQUITABLE GROWTH MF/ETF	0.95%	CLASS IB	$149.53	—
EQUITABLE GROWTH MF/ETF	1.20%	CLASS IB	$148.34	8
EQUITABLE GROWTH MF/ETF	1.34%	CLASS IB	$147.67	—

EQUITABLE MODERATE GROWTH MF/ETF	1.10%	CLASS IB	$140.82	—
EQUITABLE MODERATE GROWTH MF/ETF	1.20%	CLASS IB	$140.36	2
EQUITABLE MODERATE GROWTH MF/ETF	1.34%	CLASS IB	$139.73	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$391.57	53

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.95%	SERVICE CLASS 2	$114.32	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.10%	SERVICE CLASS 2	$113.77	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.20%	SERVICE CLASS 2	$113.40	899
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.25%	SERVICE CLASS 2	$113.22	4
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.34%	SERVICE CLASS 2	$112.89	9

FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$362.05	262

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$318.48	142

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$648.89	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$643.89	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$629.12	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$619.41	31
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$614.64	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$606.11	3

MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	CLASS IA	$484.39	138
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	CLASS IA	$769.89	43
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	CLASS IA	$418.36	—
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	CLASS IB	$491.91	5
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	CLASS IB	$472.66	1
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	CLASS IB	$433.43	57

The accompanying notes are an integral part of these financial statements.

FSA-34

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	CLASS IB	$494.88	3

MULTIMANAGER CORE BOND	0.95%	CLASS IB	$164.64	17
MULTIMANAGER CORE BOND	1.10%	CLASS IB	$158.76	5
MULTIMANAGER CORE BOND	1.20%	CLASS IB	$154.94	127
MULTIMANAGER CORE BOND	1.25%	CLASS IB	$134.15	15
MULTIMANAGER CORE BOND	1.34%	CLASS IB	$149.77	16
MULTIMANAGER CORE BOND	1.45%	CLASS IB	$145.80	—

MULTIMANAGER TECHNOLOGY	0.90%	CLASS IB	$1,108.98	—
MULTIMANAGER TECHNOLOGY	0.95%	CLASS IB	$1,095.65	4
MULTIMANAGER TECHNOLOGY	1.10%	CLASS IB	$1,056.54	1
MULTIMANAGER TECHNOLOGY	1.20%	CLASS IB	$1,031.13	102
MULTIMANAGER TECHNOLOGY	1.25%	CLASS IB	$850.45	6
MULTIMANAGER TECHNOLOGY	1.34%	CLASS IB	$996.67	15
MULTIMANAGER TECHNOLOGY+	1.34%	CLASS IB	$1,546.66	1
MULTIMANAGER TECHNOLOGY	1.45%	CLASS IB	$970.32	—

NOMURA VIP HIGH INCOME SERIES	0.90%	SERVICE CLASS	$209.78	—
NOMURA VIP HIGH INCOME SERIES	0.95%	SERVICE CLASS	$208.16	5
NOMURA VIP HIGH INCOME SERIES	1.10%	SERVICE CLASS	$203.39	5
NOMURA VIP HIGH INCOME SERIES	1.20%	SERVICE CLASS	$200.25	544
NOMURA VIP HIGH INCOME SERIES	1.25%	SERVICE CLASS	$198.71	50
NOMURA VIP HIGH INCOME SERIES	1.34%	SERVICE CLASS	$195.95	30

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$95.85	67

TARGET 2015 ALLOCATION	0.95%	CLASS IB	$183.09	1
TARGET 2015 ALLOCATION	1.10%	CLASS IB	$177.81	—
TARGET 2015 ALLOCATION	1.20%	CLASS IB	$174.36	10
TARGET 2015 ALLOCATION	1.25%	CLASS IB	$149.62	3
TARGET 2015 ALLOCATION	1.34%	CLASS IB	$169.65	6

TARGET 2025 ALLOCATION	0.95%	CLASS IB	$236.26	2
TARGET 2025 ALLOCATION	1.10%	CLASS IB	$229.45	1
TARGET 2025 ALLOCATION	1.20%	CLASS IB	$225.00	68
TARGET 2025 ALLOCATION	1.25%	CLASS IB	$189.92	4
TARGET 2025 ALLOCATION	1.34%	CLASS IB	$218.92	26

TARGET 2035 ALLOCATION	0.95%	CLASS IB	$278.12	1
TARGET 2035 ALLOCATION	1.10%	CLASS IB	$270.10	2
TARGET 2035 ALLOCATION	1.20%	CLASS IB	$264.86	209
TARGET 2035 ALLOCATION	1.25%	CLASS IB	$220.09	4
TARGET 2035 ALLOCATION	1.34%	CLASS IB	$257.71	47
TARGET 2035 ALLOCATION	1.45%	CLASS IB	$252.21	—

TARGET 2045 ALLOCATION	0.95%	CLASS IB	$304.00	1
TARGET 2045 ALLOCATION	1.10%	CLASS IB	$295.24	3
TARGET 2045 ALLOCATION	1.20%	CLASS IB	$289.51	230
TARGET 2045 ALLOCATION	1.25%	CLASS IB	$236.72	4
TARGET 2045 ALLOCATION	1.34%	CLASS IB	$281.69	34

TARGET 2055 ALLOCATION	0.95%	CLASS IB	$232.58	—
TARGET 2055 ALLOCATION	1.10%	CLASS IB	$228.87	—
TARGET 2055 ALLOCATION	1.20%	CLASS IB	$226.41	237
TARGET 2055 ALLOCATION	1.25%	CLASS IB	$225.20	1
TARGET 2055 ALLOCATION	1.34%	CLASS IB	$223.03	22

The accompanying notes are an integral part of these financial statements.

FSA-35

VARIABLE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$96.80	356

VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$96.90	—
VANECK VIP GLOBAL RESOURCES FUND	0.95%	CLASS S	$96.19	3
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$94.08	1
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$92.69	79
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$92.01	8
VANECK VIP GLOBAL RESOURCES FUND	1.34%	CLASS S	$90.79	11
VANECK VIP GLOBAL RESOURCES FUND	1.45%	CLASS S	$89.31	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	In 2025, this Variable Investment Option exceeds the maximum expense limitation (See Note 8).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2025, the contract charges were 0.00%.

FSA-36

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*(a)	1290 VT EQUITY INCOME*(a)	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,098	$445,146	$585,932	$55,211	$4,146,576	$2,072,722
Expenses:
Asset-based charges	5,240	70,253	199,002	13,287	4,720,363	243,354

Net Investment Income (Loss)	6,858	374,893	386,930	41,924	(573,787)	1,829,368

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,578	23,515	109,509	9,397	3,721,211	73,207
Net realized gain distribution from the Portfolios	—	—	2,215,322	58,482	41,035,243	—

Net realized gain (loss)	4,578	23,515	2,324,831	67,879	44,756,454	73,207

Net change in unrealized appreciation (depreciation) of investments	53,227	12,030	(547,954)	97,230	37,512,251	(773,443)

Net Realized and Unrealized Gain (Loss) on Investments	57,805	35,545	1,776,877	165,109	82,268,705	(700,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,663	$410,438	$2,163,807	$207,033	$81,694,918	$1,129,132

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-37

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	1290 VT MICRO CAP*(a)	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$522	$8,408	$6,759	$240,101	$244,158	$109,467
Expenses:
Asset-based charges	883	2,022	1,777	141,032	238,539	219,614

Net Investment Income (Loss)	(361)	6,386	4,982	99,069	5,619	(110,147)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	22,019	(338)	(115)	128,999	87,868	244,041
Net realized gain distribution from the Portfolios	—	—	—	2,075,130	2,642,051	2,273,053

Net realized gain (loss)	22,019	(338)	(115)	2,204,129	2,729,919	2,517,094

Net change in unrealized appreciation (depreciation) of investments	3,312	41,703	7,695	(703,702)	(531,132)	1,954,357

Net Realized and Unrealized Gain (Loss) on Investments	25,331	41,365	7,580	1,500,427	2,198,787	4,471,451

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,970	$47,751	$12,562	$1,599,496	$2,204,406	$4,361,304

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-38

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(a)	EQ/400 MANAGED VOLATILITY*(a)	EQ/500 MANAGED VOLATILITY*(a)	EQ/2000 MANAGED VOLATILITY*(a)	EQ/AB DYNAMIC MODERATE GROWTH*(a)	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,567,174	$102,789	$198,059	$51,955	$81,641	$177,498
Expenses:
Asset-based charges	273,971	80,191	186,510	38,264	45,602	864,626

Net Investment Income (Loss)	1,293,203	22,598	11,549	13,691	36,039	(687,128)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	70,110	62,783	181,394	150,559	31,306	964,803
Net realized gain distribution from the Portfolios	—	892,992	3,564,320	188,064	509,238	11,793,933

Net realized gain (loss)	70,110	955,775	3,745,714	338,623	540,544	12,758,736

Net change in unrealized appreciation (depreciation) of investments	66,552	68,274	(130,946)	594,608	(17,523)	5,809,276

Net Realized and Unrealized Gain (Loss) on Investments	136,662	1,024,049	3,614,768	933,231	523,021	18,568,012

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,429,865	$1,046,647	$3,626,317	$946,922	$559,060	$17,880,884

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-39

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*(a)	EQ/ALL ASSET GROWTH ALLOCATION*(a)	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*(a)	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,525,672	$339,252	$1,349,032	$1,596,141	$754,089	$166,602
Expenses:
Asset-based charges	2,797,305	151,366	444,236	765,640	241,246	287,128

Net Investment Income (Loss)	2,728,367	187,886	904,796	830,501	512,843	(120,526)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,321,429	91,776	254,292	337,229	100,368	273,605
Net realized gain distribution from the Portfolios	35,720,284	1,842,380	3,254,794	7,539,134	2,087,751	3,126,898

Net realized gain (loss)	37,041,713	1,934,156	3,509,086	7,876,363	2,188,119	3,400,503

Net change in unrealized appreciation (depreciation) of investments	5,073,852	393,644	2,248,321	(1,642,532)	212,429	1,727,379

Net Realized and Unrealized Gain (Loss) on Investments	42,115,565	2,327,800	5,757,407	6,233,831	2,400,548	5,127,882

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,843,932	$2,515,686	$6,662,203	$7,064,332	$2,913,391	$5,007,356

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-40

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*(a)	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*(a)	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*(a)	EQ/CONSERVATIVE STRATEGY*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$14,264	$3,008,588	$965,587	$398,126	$102,338
Expenses:
Asset-based charges	148,577	80,271	2,331,765	232,276	118,032	26,200
Less: Reduction for expense limitation	—	—	(352,983)	—	—	—

Net Expenses	148,577	80,271	1,978,782	232,276	118,032	26,200

Net Investment Income (Loss)	(148,577)	(66,007)	1,029,806	733,311	280,094	76,138

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	116,549	86,239	3,809,012	84,089	43,611	9,941
Net realized gain distribution from the Portfolios	2,191,712	63,988	35,760,338	744,461	861,337	100,696

Net realized gain (loss)	2,308,261	150,227	39,569,350	828,550	904,948	110,637

Net change in unrealized appreciation (depreciation) of investments	(883,485)	1,089,532	30,075,654	(13,486)	57,706	9,402

Net Realized and Unrealized Gain (Loss) on Investments	1,424,776	1,239,759	69,645,004	815,064	962,654	120,039

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,276,199	$1,173,752	$70,674,810	$1,548,375	$1,242,748	$196,177

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-41

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*(a)	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*(a)	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,887,739	$1,415,976	$1,499,873	$323,171	$12,870,780	$1,153,512
Expenses:
Asset-based charges	537,896	329,884	207,852	108,711	12,905,449	2,483,166

Net Investment Income (Loss)	1,349,843	1,086,092	1,292,021	214,460	(34,669)	(1,329,654)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	157,307	63,477	68,059	189,402	11,929,868	2,384,129
Net realized gain distribution from the Portfolios	3,758,737	—	—	—	48,035,642	22,358,591

Net realized gain (loss)	3,916,044	63,477	68,059	189,402	59,965,510	24,742,720

Net change in unrealized appreciation (depreciation) of investments	(262,907)	141,087	(253,931)	2,528,183	190,124,091	31,567,624

Net Realized and Unrealized Gain (Loss) on Investments	3,653,137	204,564	(185,872)	2,717,585	250,089,601	56,310,344

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,002,980	$1,290,656	$1,106,149	$2,932,045	$250,054,932	$54,980,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-42

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*(a)	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$31,795	$42,815	$506,752	$348,137	$45,310	$122,981
Expenses:
Asset-based charges	32,145	33,233	451,268	243,228	7,290	30,216

Net Investment Income (Loss)	(350)	9,582	55,484	104,909	38,020	92,765

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	30,389	37,425	304,360	131,497	(1,087)	7,363
Net realized gain distribution from the Portfolios	165,770	370,648	6,377,530	2,704,485	16,554	—

Net realized gain (loss)	196,159	408,073	6,681,890	2,835,982	15,467	7,363

Net change in unrealized appreciation (depreciation) of investments	179,258	247,699	1,652,220	113,439	(8,820)	(4,262)

Net Realized and Unrealized Gain (Loss) on Investments	375,417	655,772	8,334,110	2,949,421	6,647	3,101

Net Increase (Decrease) in Net Assets Resulting from Operations	$375,067	$665,354	$8,389,594	$3,054,330	$44,667	$95,866

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-43

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*(a)	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*(a)	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$593,640	$5,870,327	$185,627	$383,064	$553,942	$—
Expenses:
Asset-based charges	322,477	1,161,107	61,770	128,406	316,198	1,154,522

Net Investment Income (Loss)	271,163	4,709,220	123,857	254,658	237,744	(1,154,522)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	189,758	711,595	38,578	82,679	259,236	814,568
Net realized gain distribution from the Portfolios	3,300,644	—	320,561	953,856	3,559,949	21,254,707

Net realized gain (loss)	3,490,402	711,595	359,139	1,036,535	3,819,185	22,069,275

Net change in unrealized appreciation (depreciation) of investments	1,140,417	12,945,319	422,652	630,594	1,321,752	(2,502,255)

Net Realized and Unrealized Gain (Loss) on Investments	4,630,819	13,656,914	781,791	1,667,129	5,140,937	19,567,020

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,901,982	$18,366,134	$905,648	$1,921,787	$5,378,681	$18,412,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-44

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/INVESCO GLOBAL REAL ASSETS*(a)	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*(a)	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$811,579	$—	$—	$1,544,619	$67,097	$—
Expenses:
Asset-based charges	232,244	1,259,053	4,029,231	1,056,043	64,271	2,224,721

Net Investment Income (Loss)	579,335	(1,259,053)	(4,029,231)	488,576	2,826	(2,224,721)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	71,964	542,962	3,995,449	941,598	87,521	3,211,402
Net realized gain distribution from the Portfolios	1,244,702	15,464,816	85,590,271	12,413,574	1,182,305	25,688,419

Net realized gain (loss)	1,316,666	16,007,778	89,585,720	13,355,172	1,269,826	28,899,821

Net change in unrealized appreciation (depreciation) of investments	(343,235)	(2,422,557)	(14,333,233)	6,840,494	(162,485)	21,688,449

Net Realized and Unrealized Gain (Loss) on Investments	973,431	13,585,221	75,252,487	20,195,666	1,107,341	50,588,270

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,552,766	$12,326,168	$71,223,256	$20,684,242	$1,110,167	$48,363,549

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-45

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*(a)	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*(a)	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$105,301	$1,064,933	$894,937	$5,160,539	$13,453	$—
Expenses:
Asset-based charges	817,453	623,829	494,340	965,059	2,296	167,768

Net Investment Income (Loss)	(712,152)	441,104	400,597	4,195,480	11,157	(167,768)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	979,011	383,173	388,249	1,226,895	(3,433)	193,102
Net realized gain distribution from the Portfolios	15,624,549	5,062,058	5,489,553	5,411,374	—	1,680,861

Net realized gain (loss)	16,603,560	5,445,231	5,877,802	6,638,269	(3,433)	1,873,963

Net change in unrealized appreciation (depreciation) of investments	(857,486)	3,648,080	1,114,568	18,360,915	(561)	373,345

Net Realized and Unrealized Gain (Loss) on Investments	15,746,074	9,093,311	6,992,370	24,999,184	(3,994)	2,247,308

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,033,922	$9,534,415	$7,392,967	$29,194,664	$7,163	$2,079,540

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-46

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,765,867	$4,704,020	$—	$—	$1,468,524	$3,405,364
Expenses:
Asset-based charges	1,353,653	2,654,563	936,658	2,032,933	431,360	2,851,194

Net Investment Income (Loss)	412,214	2,049,457	(936,658)	(2,032,933)	1,037,164	554,170

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	361,301	1,656,684	206,079	2,433,665	269,996	1,649,379
Net realized gain distribution from the Portfolios	15,909,226	19,295,862	15,876,696	26,362,936	697,962	24,252,344

Net realized gain (loss)	16,270,527	20,952,546	16,082,775	28,796,601	967,958	25,901,723

Net change in unrealized appreciation (depreciation) of investments	(4,131,468)	23,118,854	(16,978,472)	17,421,223	1,981,020	9,760,363

Net Realized and Unrealized Gain (Loss) on Investments	12,139,059	44,071,400	(895,697)	46,217,824	2,948,978	35,662,086

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,551,273	$46,120,857	$(1,832,355)	$44,184,891	$3,986,142	$36,216,256

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-47

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*(a)	EQ/MODERATE-PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$601,279	$10,406,289	$1,240,617	$8,548,094	$760,787	$23,480
Expenses:
Asset-based charges	369,336	2,682,058	442,878	3,247,608	232,074	62,414
Less: Reduction for expense limitation	—	(252,732)	—	—	(2,346)	—

Net Expenses	369,336	2,429,326	442,878	3,247,608	229,728	62,414

Net Investment Income (Loss)	231,943	7,976,963	797,739	5,300,486	531,059	(38,934)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	235,597	1,132,294	302,081	1,456,400	(1,166)	141,134
Net realized gain distribution from the Portfolios	3,577,148	25,053,740	4,830,016	34,863,330	160	—

Net realized gain (loss)	3,812,745	26,186,034	5,132,097	36,319,730	(1,006)	141,134

Net change in unrealized appreciation (depreciation) of investments	902,068	710,360	174,868	2,369,541	(3,656)	633,384

Net Realized and Unrealized Gain (Loss) on Investments	4,714,813	26,896,394	5,306,965	38,689,271	(4,662)	774,518

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,946,756	$34,873,357	$6,104,704	$43,989,757	$526,397	$735,584

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-48

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*(a)	EQ/QUALITY BOND PLUS*(a)	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$305,674	$679,712	$284,315	$1,748,113	$3,553,956	$573,925
Expenses:
Asset-based charges	159,850	118,619	59,723	1,479,900	1,771,069	159,710

Net Investment Income (Loss)	145,824	561,093	224,592	268,213	1,782,887	414,215

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	51,076	15,971	17,496	2,236,803	1,068,212	171,587
Net realized gain distribution from the Portfolios	—	—	—	7,088,008	6,019,364	—

Net realized gain (loss)	51,076	15,971	17,496	9,324,811	7,087,576	171,587

Net change in unrealized appreciation (depreciation) of investments	421,569	(261,407)	3,077	26,264,047	9,780,767	1,256,874

Net Realized and Unrealized Gain (Loss) on Investments	472,645	(245,436)	20,573	35,588,858	16,868,343	1,428,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$618,469	$315,657	$245,165	$35,857,071	$18,651,230	$1,842,676

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-49

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY- INCOME PORTFOLIO(a)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$427,392	$14,765	$7,330	$325,583	$2,897,149	$221,187
Expenses:
Asset-based charges	84,501	7,712	2,337	142,205	703,128	639,689

Net Investment Income (Loss)	342,891	7,053	4,993	183,378	2,194,021	(418,502)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	58,848	11,015	781	135,861	147,566	455,114
Net realized gain distribution from the Portfolios	509,323	29,993	7,313	999,059	—	6,291,269

Net realized gain (loss)	568,171	41,008	8,094	1,134,920	147,566	6,746,383

Net change in unrealized appreciation (depreciation) of investments	(46,891)	60,765	15,485	1,006,136	995,827	5,380,847

Net Realized and Unrealized Gain (Loss) on Investments	521,280	101,773	23,579	2,141,056	1,143,393	12,127,230

Net Increase (Decrease) in Net Assets Resulting from Operations	$864,171	$108,826	$28,572	$2,324,434	$3,337,414	$11,708,728

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-50

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(a)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(a)	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*(a)	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$608,210	$3,586	$279,578	$608,334	$—	$—
Expenses:
Asset-based charges	311,173	153,371	465,902	193,867	877,869	895,079
Less: Reduction for expense limitation	—	—	(217,868)	—	—	—

Net Expenses	311,173	153,371	248,034	193,867	877,869	895,079

Net Investment Income (Loss)	297,037	(149,785)	31,544	414,467	(877,869)	(895,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	165,143	(67,958)	1,047,994	50,151	1,566,765	425,030
Net realized gain distribution from the Portfolios	3,419,212	3,107,407	20,894,482	—	14,283,034	49,773

Net realized gain (loss)	3,584,355	3,039,449	21,942,476	50,151	15,849,799	474,803

Net change in unrealized appreciation (depreciation) of investments	1,077,202	(914,972)	(3,145,745)	582,663	10,784,217	7,067,333

Net Realized and Unrealized Gain (Loss) on Investments	4,661,557	2,124,477	18,796,731	632,814	26,634,016	7,542,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,958,594	$1,974,692	$18,828,275	$1,047,281	$25,756,147	$6,647,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-51

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(a)	TARGET 2015 ALLOCATION*(a)	TARGET 2025 ALLOCATION*(a)	TARGET 2035 ALLOCATION*(a)	TARGET 2045 ALLOCATION*(a)	TARGET 2055 ALLOCATION*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$157,546	$129,647	$602,095	$1,408,580	$1,361,443	$866,406
Expenses:
Asset-based charges	44,213	25,328	164,502	479,264	539,488	396,459

Net Investment Income (Loss)	113,333	104,319	437,593	929,316	821,955	469,947

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(73,230)	7,092	163,841	271,618	326,916	203,057
Net realized gain distribution from the Portfolios	—	180,261	1,553,582	1,870,195	2,054,177	1,421,930

Net realized gain (loss)	(73,230)	187,353	1,717,423	2,141,813	2,381,093	1,624,987

Net change in unrealized appreciation (depreciation) of investments	610,514	(112,202)	(308,717)	3,746,951	5,262,767	4,595,331

Net Realized and Unrealized Gain (Loss) on Investments	537,284	75,151	1,408,706	5,888,764	7,643,860	6,220,318

Net Increase (Decrease) in Net Assets Resulting from Operations	$650,617	$179,470	$1,846,299	$6,818,080	$8,465,815	$6,690,265

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-52

VARIABLE ACCOUNT AA

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	TEMPLETON GLOBAL BOND VIP FUND(a)	VANECK VIP GLOBAL RESOURCES FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$189,654
Expenses:
Asset-based charges	243,021	60,059

Net Investment Income (Loss)	(243,021)	129,595

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	107,605	153,355

Net realized gain (loss)	107,605	153,355

Net change in unrealized appreciation (depreciation) of investments	1,540,405	1,605,794

Net Realized and Unrealized Gain (Loss) on Investments	1,648,010	1,759,149

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,404,989	$1,888,744

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-53

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE OPPORTUNISTIC BOND*(b)	1290 VT EQUITY INCOME*(b)	1290 VT GAMCO MERGERS & ACQUISITIONS*(c)
	2025	2024	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,858	$3	$374,893	$386,930	$41,924
Net realized gain (loss)	4,578	—	23,515	2,324,831	67,879
Net change in unrealized appreciation (depreciation) of investments	53,227	(3)	12,030	(547,954)	97,230

Net increase (decrease) in net assets resulting from operations	64,663	—	410,438	2,163,807	207,033

From Contractowners Transactions:
Payments received from contractowners	590,541	222	10,193,169	27,726,202	1,758,941
Transfers between Variable Investment Options including guaranteed interest account, net	219,232	(1)	128,352	(367,596)	132,171
Redemptions for contract benefits and terminations	(24,722)	—	(654,919)	(1,605,819)	(113,708)
Contract maintenance charges	(46)	—	(3,056)	(4,714)	(551)

Net increase (decrease) in net assets resulting from contractowners transactions	785,005	221	9,663,546	25,748,073	1,776,853

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	—	—	22,101	—

Net Increase (Decrease) in Net Assets	849,668	221	10,073,984	27,933,981	1,983,886
Net Assets — Beginning of Year or Period	221	—	—	—	—

Net Assets — End of Year or Period	$849,889	$221	$10,073,984	$27,933,981	$1,983,886

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-54

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	1290 VT GAMCO SMALL COMPANY VALUE*(a)		1290 VT HIGH YIELD BOND*(a)		1290 VT MICRO CAP*(b)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(573,787)	$7,616	$1,829,368	$41,159	$(361)
Net realized gain (loss)	44,756,454	162,586	73,207	302	22,019
Net change in unrealized appreciation (depreciation) of investments	37,512,251	(204,506)	(773,443)	(40,916)	3,312

Net increase (decrease) in net assets resulting from operations	81,694,918	(34,304)	1,129,132	545	24,970

From Contractowners Transactions:
Payments received from contractowners	633,245,703	3,031,923	26,876,605	930,399	85,433
Transfers between Variable Investment Options including guaranteed interest account, net	2,964,376	(68,667)	25,146,994	(10,155)	34,305
Redemptions for contract benefits and terminations	(32,979,304)	(8,734)	(2,341,195)	(3,037)	(3,113)
Contract maintenance charges	(171,921)	(59)	(9,433)	(8)	(29)

Net increase (decrease) in net assets resulting from contractowners transactions	603,058,854	2,954,463	49,672,971	917,199	116,596

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(5)	8	(30)	30	—

Net Increase (Decrease) in Net Assets	684,753,767	2,920,167	50,802,073	917,774	141,566
Net Assets — Beginning of Year or Period	2,920,167	—	917,774	—	—

Net Assets — End of Year or Period	$687,673,934	$2,920,167	$51,719,847	$917,774	$141,566

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-55

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	1290 VT NATURAL RESOURCES*(a)		1290 VT REAL ESTATE*(a)		1290 VT SMALL CAP VALUE*(c)	1290 VT SMARTBETA EQUITY ESG*(c)
	2025	2024	2025	2024	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,386	$895	$4,982	$769	$99,069	$5,619
Net realized gain (loss)	(338)	(290)	(115)	4	2,204,129	2,729,919
Net change in unrealized appreciation (depreciation) of investments	41,703	(3,115)	7,695	(2,909)	(703,702)	(531,132)

Net increase (decrease) in net assets resulting from operations	47,751	(2,510)	12,562	(2,136)	1,599,496	2,204,406

From Contractowners Transactions:
Payments received from contractowners	238,637	49,460	186,811	46,269	19,337,854	33,961,253
Transfers between Variable Investment Options including guaranteed interest account, net	16,000	(2,944)	9,420	17	412,480	(240,261)
Redemptions for contract benefits and terminations	(1,175)	—	(804)	(16)	(1,437,138)	(2,009,510)
Contract maintenance charges	(24)	(5)	(22)	—	(5,938)	(8,522)

Net increase (decrease) in net assets resulting from contractowners transactions	253,438	46,511	195,405	46,270	18,307,258	31,702,960

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	5	—	6	—	1	—

Net Increase (Decrease) in Net Assets	301,194	44,001	207,973	44,134	19,906,755	33,907,366
Net Assets — Beginning of Year or Period	44,001	—	44,134	—	—	—

Net Assets — End of Year or Period	$345,195	$44,001	$252,107	$44,134	$19,906,755	$33,907,366

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-56

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	1290 VT SOCIALLY RESPONSIBLE*(a)		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(b)	EQ/400 MANAGED VOLATILITY*(b)	EQ/500 MANAGED VOLATILITY*(b)	EQ/2000 MANAGED VOLATILITY*(b)
	2025	2024	2025	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(110,147)	$407	$1,293,203	$22,598	$11,549	$13,691
Net realized gain (loss)	2,517,094	6,735	70,110	955,775	3,745,714	338,623
Net change in unrealized appreciation (depreciation) of investments	1,954,357	(10,560)	66,552	68,274	(130,946)	594,608

Net increase (decrease) in net assets resulting from operations	4,361,304	(3,418)	1,429,865	1,046,647	3,626,317	946,922

From Contractowners Transactions:
Payments received from contractowners	29,553,372	197,885	40,560,416	11,080,112	24,913,875	5,076,759
Transfers between Variable Investment Options including guaranteed interest account, net	(238,659)	—	560,686	(37,219)	(231,759)	(127,476)
Redemptions for contract benefits and terminations	(2,050,423)	—	(3,969,994)	(733,890)	(1,565,586)	(299,510)
Contract maintenance charges	(8,440)	—	(9,121)	(4,184)	(6,854)	(2,086)

Net increase (decrease) in net assets resulting from contractowners transactions	27,255,850	197,885	37,141,987	10,304,819	23,109,676	4,647,687

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	2,916	15	(1)	—	—	(1)

Net Increase (Decrease) in Net Assets	31,620,070	194,482	38,571,851	11,351,466	26,735,993	5,594,608
Net Assets — Beginning of Year or Period	194,482	—	—	—	—	—

Net Assets — End of Year or Period	$31,814,552	$194,482	$38,571,851	$11,351,466	$26,735,993	$5,594,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-57

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/AB DYNAMIC MODERATE GROWTH*(b)	EQ/AB SMALL CAP GROWTH*(a)		EQ/AGGRESSIVE ALLOCATION*(a)		EQ/AGGRESSIVE GROWTH STRATEGY*(b)
	2025	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$36,039	$(687,128)	$300	$2,728,367	$5,418	$187,886
Net realized gain (loss)	540,544	12,758,736	80,935	37,041,713	9,319	1,934,156
Net change in unrealized appreciation (depreciation) of investments	(17,523)	5,809,276	(98,410)	5,073,852	(18,889)	393,644

Net increase (decrease) in net assets resulting from operations	559,060	17,880,884	(17,175)	44,843,932	(4,152)	2,515,686

From Contractowners Transactions:
Payments received from contractowners	6,373,591	113,122,435	929,453	379,815,450	307,666	20,482,428
Transfers between Variable Investment Options including guaranteed interest account, net	(131,386)	(953,681)	51,080	(4,522,001)	—	(286,368)
Redemptions for contract benefits and terminations	(380,383)	(6,812,896)	(1,746)	(17,932,815)	—	(968,807)
Contract maintenance charges	(3,289)	(31,959)	(16)	(152,787)	—	(6,576)

Net increase (decrease) in net assets resulting from contractowners transactions	5,858,533	105,323,899	978,771	357,207,847	307,666	19,220,677

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(1)	(1)	253	(37)	38	—

Net Increase (Decrease) in Net Assets	6,417,592	123,204,782	961,849	402,051,742	303,552	21,736,363
Net Assets — Beginning of Year or Period	—	961,849	—	303,552	—	—

Net Assets — End of Year or Period	$6,417,592	$124,166,631	$961,849	$402,355,294	$303,552	$21,736,363

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-58

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION*(b)	EQ/AMERICAN CENTURY MID CAP VALUE*(a)		EQ/BALANCED STRATEGY*(b)	EQ/CAPITAL GROUP RESEARCH*(a)
	2025	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$904,796	$830,501	$6,003	$512,843	$(120,526)	$889
Net realized gain (loss)	3,509,086	7,876,363	22,083	2,188,119	3,400,503	6,148
Net change in unrealized appreciation (depreciation) of investments	2,248,321	(1,642,532)	(38,002)	212,429	1,727,379	(5,702)

Net increase (decrease) in net assets resulting from operations	6,662,203	7,064,332	(9,916)	2,913,391	5,007,356	1,335

From Contractowners Transactions:
Payments received from contractowners	61,051,416	108,862,281	488,267	33,123,771	37,169,566	90,252
Transfers between Variable Investment Options including guaranteed interest account, net	(1,280,216)	(676,840)	(4,977)	(372,116)	238,226	217
Redemptions for contract benefits and terminations	(2,727,425)	(6,605,080)	(4,146)	(1,949,850)	(2,936,035)	—
Contract maintenance charges	(16,823)	(30,400)	(11)	(11,954)	(2,965)	—

Net increase (decrease) in net assets resulting from contractowners transactions	57,026,952	101,549,961	479,133	30,789,851	34,468,792	90,469

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	(22)	22	(1)	(3)	—

Net Increase (Decrease) in Net Assets	63,689,155	108,614,271	469,239	33,703,241	39,476,145	91,804
Net Assets — Beginning of Year or Period	—	469,239	—	—	91,804	—

Net Assets — End of Year or Period	$63,689,155	$109,083,510	$469,239	$33,703,241	$39,567,949	$91,804

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-59

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*(b)	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*(b)	EQ/COMMON STOCK INDEX*(a)		EQ/CONSERVATIVE ALLOCATION*(a)
	2025	2025	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(148,577)	$(66,007)	$1,029,806	$4,210	$733,311	$204
Net realized gain (loss)	2,308,261	150,227	39,569,350	55,257	828,550	109
Net change in unrealized appreciation (depreciation) of investments	(883,485)	1,089,532	30,075,654	(51,705)	(13,486)	(427)

Net increase (decrease) in net assets resulting from operations	1,276,199	1,173,752	70,674,810	7,762	1,548,375	(114)

From Contractowners Transactions:
Payments received from contractowners	19,674,265	10,978,884	479,994,473	1,120,879	33,310,401	8,147
Transfers between Variable Investment Options including guaranteed interest account, net	1,608,902	(164,097)	(1,041,324)	6,028	187,822	—
Redemptions for contract benefits and terminations	(2,455,334)	(676,685)	(34,985,606)	(68)	(2,520,569)	—
Contract maintenance charges	(2,419)	(3,506)	(82,744)	(30)	(22,682)	—

Net increase (decrease) in net assets resulting from contractowners transactions	18,825,414	10,134,596	443,884,799	1,126,809	30,954,972	8,147

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	—	(181,883)	18	—	—

Net Increase (Decrease) in Net Assets	20,101,613	11,308,348	514,377,726	1,134,589	32,503,347	8,033
Net Assets — Beginning of Year or Period	—	—	1,134,589	—	8,033	—

Net Assets — End of Year or Period	$20,101,613	$11,308,348	$515,512,315	$1,134,589	$32,511,380	$8,033

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-60

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/CONSERVATIVE GROWTH STRATEGY*(b)	EQ/CONSERVATIVE STRATEGY*(b)	EQ/CONSERVATIVE- PLUS ALLOCATION*(a)		EQ/CORE BOND INDEX*(b)
	2025	2025	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$280,094	$76,138	$1,349,843	$644	$1,086,092
Net realized gain (loss)	904,948	110,637	3,916,044	706	63,477
Net change in unrealized appreciation (depreciation) of investments	57,706	9,402	(262,907)	(1,937)	141,087

Net increase (decrease) in net assets resulting from operations	1,242,748	196,177	5,002,980	(587)	1,290,656

From Contractowners Transactions:
Payments received from contractowners	16,076,554	3,823,383	75,195,780	47,203	47,884,438
Transfers between Variable Investment Options including guaranteed interest account, net	(11,073)	(69,961)	(786,141)	—	1,353,692
Redemptions for contract benefits and terminations	(1,072,645)	(383,080)	(3,832,129)	—	(2,897,004)
Contract maintenance charges	(5,583)	(2,131)	(47,362)	—	(9,991)

Net increase (decrease) in net assets resulting from contractowners transactions	14,987,253	3,368,211	70,530,148	47,203	46,331,135

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	—	(2)	—	—

Net Increase (Decrease) in Net Assets	16,230,001	3,564,388	75,533,126	46,616	47,621,791
Net Assets — Beginning of Year or Period	—	—	46,616	—	—

Net Assets — End of Year or Period	$16,230,001	$3,564,388	$75,579,742	$46,616	$47,621,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-61

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/CORE PLUS BOND*(a)		EQ/EMERGING MARKETS EQUITY PLUS*(b)	EQ/EQUITY 500 INDEX*(a)
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,292,021	$18,463	$214,460	$(34,669)	$91,506
Net realized gain (loss)	68,059	69	189,402	59,965,510	317,445
Net change in unrealized appreciation (depreciation) of investments	(253,931)	(31,728)	2,528,183	190,124,091	(238,040)

Net increase (decrease) in net assets resulting from operations	1,106,149	(13,196)	2,932,045	250,054,932	170,911

From Contractowners Transactions:
Payments received from contractowners	28,680,157	600,310	14,379,540	1,707,364,766	20,404,554
Transfers between Variable Investment Options including guaranteed interest account, net	1,226,238	(5,089)	(81,348)	(5,455,352)	(464,415)
Redemptions for contract benefits and terminations	(1,753,751)	—	(886,122)	(75,921,202)	(81,770)
Contract maintenance charges	(6,327)	—	(4,214)	(681,715)	(328)

Net increase (decrease) in net assets resulting from contractowners transactions	28,146,317	595,221	13,407,856	1,625,306,497	19,858,041

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(17)	18	1	4,578	1,468

Net Increase (Decrease) in Net Assets	29,252,449	582,043	16,339,902	1,875,366,007	20,030,420
Net Assets — Beginning of Year or Period	582,043	—	—	20,030,420	—

Net Assets — End of Year or Period	$29,834,492	$582,043	$16,339,902	$1,895,396,427	$20,030,420

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-62

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)		EQ/FRANKLIN RISING DIVIDENDS*(c)	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*(a)		EQ/GLOBAL EQUITY MANAGED VOLATILITY*(b)
	2025	2024	2025	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,329,654)	$1,281	$(350)	$9,582	$290	$55,484
Net realized gain (loss)	24,742,720	81,858	196,159	408,073	2,258	6,681,890
Net change in unrealized appreciation (depreciation) of investments	31,567,624	(81,021)	179,258	247,699	(2,477)	1,652,220

Net increase (decrease) in net assets resulting from operations	54,980,690	2,118	375,067	665,354	71	8,389,594

From Contractowners Transactions:
Payments received from contractowners	324,617,622	1,670,643	4,334,224	4,365,531	46,228	60,775,965
Transfers between Variable Investment Options including guaranteed interest account, net	7,551,191	(40,086)	(6,521)	(54,125)	—	(718,000)
Redemptions for contract benefits and terminations	(18,331,651)	(1,681)	(378,755)	(244,920)	—	(3,309,016)
Contract maintenance charges	(69,701)	(18)	(58)	(1,163)	—	(10,638)

Net increase (decrease) in net assets resulting from contractowners transactions	313,767,461	1,628,858	3,948,890	4,065,323	46,228	56,738,311

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(7)	—	—	(1)	—	—

Net Increase (Decrease) in Net Assets	368,748,144	1,630,976	4,323,957	4,730,676	46,299	65,127,905
Net Assets — Beginning of Year or Period	1,630,976	—	—	46,299	—	—

Net Assets — End of Year or Period	$370,379,120	$1,630,976	$4,323,957	$4,776,975	$46,299	$65,127,905

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-63

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)		EQ/INTERMEDIATE CORPORATE BOND*(a)		EQ/INTERMEDIATE GOVERNMENT BOND*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$104,909	$1,257	$38,020	$7,781	$92,765	$910
Net realized gain (loss)	2,835,982	12,098	15,467	2,260	7,363	(10)
Net change in unrealized appreciation (depreciation) of investments	113,439	(17,083)	(8,820)	(11,547)	(4,262)	(1,442)

Net increase (decrease) in net assets resulting from operations	3,054,330	(3,728)	44,667	(1,506)	95,866	(542)

From Contractowners Transactions:
Payments received from contractowners	33,272,948	321,088	745,643	168,848	4,232,370	45,920
Transfers between Variable Investment Options including guaranteed interest account, net	49,377	(4,689)	1,403	(1,253)	42,454	(142)
Redemptions for contract benefits and terminations	(1,586,413)	(1,689)	(23,163)	—	(393,612)	—
Contract maintenance charges	(6,852)	(8)	(99)	—	(1,095)	—

Net increase (decrease) in net assets resulting from contractowners transactions	31,729,060	314,702	723,784	167,595	3,880,117	45,778

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(49)	48	(6)	6	(1)	—

Net Increase (Decrease) in Net Assets	34,783,341	311,022	768,445	166,095	3,975,982	45,236
Net Assets — Beginning of Year or Period	311,022	—	166,095	—	45,236	—

Net Assets — End of Year or Period	$35,094,363	$311,022	$934,540	$166,095	$4,021,218	$45,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.

FSA-64

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*(b)	EQ/INTERNATIONAL EQUITY INDEX*(a)		EQ/INTERNATIONAL MANAGED VOLATILITY*(a)		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*(b)
	2025	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$271,163	$4,709,220	$68,625	$123,857	$756	$254,658
Net realized gain (loss)	3,490,402	711,595	(113)	359,139	552	1,036,535
Net change in unrealized appreciation (depreciation) of investments	1,140,417	12,945,319	(161,665)	422,652	(3,326)	630,594

Net increase (decrease) in net assets resulting from operations	4,901,982	18,366,134	(93,153)	905,648	(2,018)	1,921,787

From Contractowners Transactions:
Payments received from contractowners	45,207,177	155,270,146	3,413,823	8,809,091	38,533	17,744,013
Transfers between Variable Investment Options including guaranteed interest account, net	(820,230)	5,616,577	5,409	(81,612)	2,401	(270,818)
Redemptions for contract benefits and terminations	(2,336,913)	(6,157,253)	(11,791)	(553,002)	(61)	(1,171,881)
Contract maintenance charges	(6,895)	(89,384)	(33)	(2,271)	—	(3,321)

Net increase (decrease) in net assets resulting from contractowners transactions	42,043,139	154,640,086	3,407,408	8,172,206	40,873	16,297,993

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	7	—	(1)	—	—

Net Increase (Decrease) in Net Assets	46,945,121	173,006,227	3,314,255	9,077,853	38,855	18,219,780
Net Assets — Beginning of Year or Period	—	3,314,255	—	38,855	—	—

Net Assets — End of Year or Period	$46,945,121	$176,320,482	$3,314,255	$9,116,708	$38,855	$18,219,780

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-65

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/INVESCO COMSTOCK*(c)	EQ/INVESCO GLOBAL*(a)		EQ/INVESCO GLOBAL REAL ASSETS*(b)	EQ/JANUS ENTERPRISE*(a)
	2025	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$237,744	$(1,154,522)	$(1,766)	$579,335	$(1,259,053)	$(1,394)
Net realized gain (loss)	3,819,185	22,069,275	34,622	1,316,666	16,007,778	44,425
Net change in unrealized appreciation (depreciation) of investments	1,321,752	(2,502,255)	(33,374)	(343,235)	(2,422,557)	(55,229)

Net increase (decrease) in net assets resulting from operations	5,378,681	18,412,498	(518)	1,552,766	12,326,168	(12,198)

From Contractowners Transactions:
Payments received from contractowners	43,082,109	158,300,516	886,082	33,531,175	175,264,569	768,209
Transfers between Variable Investment Options including guaranteed interest account, net	272,251	(1,622,772)	(9,264)	(133,907)	(1,845,000)	(16,553)
Redemptions for contract benefits and terminations	(2,880,350)	(9,239,898)	(4,885)	(1,826,148)	(9,016,947)	—
Contract maintenance charges	(9,173)	(50,122)	(18)	(6,010)	(37,012)	(21)

Net increase (decrease) in net assets resulting from contractowners transactions	40,464,837	147,387,724	871,915	31,565,110	164,365,610	751,635

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	(12)	266	(1)	1	—

Net Increase (Decrease) in Net Assets	45,843,518	165,800,210	871,663	33,117,875	176,691,779	739,437
Net Assets — Beginning of Year or Period	—	871,663	—	—	739,437	—

Net Assets — End of Year or Period	$45,843,518	$166,671,873	$871,663	$33,117,875	$177,431,216	$739,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-66

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK*(a)		EQ/JPMORGAN VALUE OPPORTUNITIES*(a)		EQ/LARGE CAP CORE MANAGED VOLATILITY*(b)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,029,231)	$(6,684)	$488,576	$11,169	$2,826
Net realized gain (loss)	89,585,720	145,543	13,355,172	131,706	1,269,826
Net change in unrealized appreciation (depreciation) of investments	(14,333,233)	(74,508)	6,840,494	(162,770)	(162,485)

Net increase (decrease) in net assets resulting from operations	71,223,256	64,351	20,684,242	(19,895)	1,110,167

From Contractowners Transactions:
Payments received from contractowners	534,185,283	3,307,157	141,750,999	1,471,095	8,830,160
Transfers between Variable Investment Options including guaranteed interest account, net	(6,890,544)	(33,134)	1,510,288	3,385	(110,655)
Redemptions for contract benefits and terminations	(29,735,070)	(14,002)	(9,881,709)	(6,127)	(842,068)
Contract maintenance charges	(140,093)	(41)	(37,286)	(13)	(2,296)

Net increase (decrease) in net assets resulting from contractowners transactions	497,419,576	3,259,980	133,342,292	1,468,340	7,875,141

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(8)	337	3	—	—

Net Increase (Decrease) in Net Assets	568,642,824	3,324,668	154,026,537	1,448,445	8,985,308
Net Assets — Beginning of Year or Period	3,324,668	—	1,448,445	—	—

Net Assets — End of Year or Period	$571,967,492	$3,324,668	$155,474,982	$1,448,445	$8,985,308

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-67

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH INDEX*(a)		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*(b)	EQ/LARGE CAP VALUE INDEX*(a)		EQ/LARGE CAP VALUE MANAGED VOLATILITY*(b)
	2025	2024	2025	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,224,721)	$(6,193)	$(712,152)	$441,104	$11,529	$400,597
Net realized gain (loss)	28,899,821	173,168	16,603,560	5,445,231	51,287	5,877,802
Net change in unrealized appreciation (depreciation) of investments	21,688,449	(48,724)	(857,486)	3,648,080	(83,070)	1,114,568

Net increase (decrease) in net assets resulting from operations	48,363,549	118,251	15,033,922	9,534,415	(20,254)	7,392,967

From Contractowners Transactions:
Payments received from contractowners	289,176,614	2,978,512	105,779,942	84,995,505	1,227,508	65,687,688
Transfers between Variable Investment Options including guaranteed interest account, net	1,288,066	(45,939)	(1,520,911)	649,809	(18,211)	(124,351)
Redemptions for contract benefits and terminations	(19,350,680)	(2,970)	(7,846,316)	(4,236,790)	(1,994)	(5,801,925)
Contract maintenance charges	(108,636)	(40)	(18,925)	(25,210)	(24)	(10,694)

Net increase (decrease) in net assets resulting from contractowners transactions	271,005,364	2,929,563	96,393,790	81,383,314	1,207,279	59,750,718

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(3)	—	(1)	(21)	22	(1)

Net Increase (Decrease) in Net Assets	319,368,910	3,047,814	111,427,711	90,917,708	1,187,047	67,143,684
Net Assets — Beginning of Year or Period	3,047,814	—	—	1,187,047	—	—

Net Assets — End of Year or Period	$322,416,724	$3,047,814	$111,427,711	$92,104,755	$1,187,047	$67,143,684

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-68

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/LAZARD EMERGING MARKETS EQUITY*(c)	EQ/LONG- TERM BOND*(a)		EQ/LOOMIS SAYLES GROWTH*(b)	EQ/MFS INTERNATIONAL GROWTH*(a)
	2025	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,195,480	$11,157	$1,481	$(167,768)	$412,214	$3,500
Net realized gain (loss)	6,638,269	(3,433)	(25)	1,873,963	16,270,527	50,009
Net change in unrealized appreciation (depreciation) of investments	18,360,915	(561)	(3,337)	373,345	(4,131,468)	(90,400)

Net increase (decrease) in net assets resulting from operations	29,194,664	7,163	(1,881)	2,079,540	12,551,273	(36,891)

From Contractowners Transactions:
Payments received from contractowners	127,464,467	224,526	52,137	20,244,217	190,980,438	1,147,940
Transfers between Variable Investment Options including guaranteed interest account, net	(1,257,937)	55,833	(223)	1,432,858	(625,893)	(25,168)
Redemptions for contract benefits and terminations	(7,127,258)	(9,046)	—	(1,556,810)	(9,606,303)	(4,093)
Contract maintenance charges	(25,051)	(64)	—	(2,131)	(59,165)	(19)

Net increase (decrease) in net assets resulting from contractowners transactions	119,054,221	271,249	51,914	20,118,134	180,689,077	1,118,660

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	—	598	—	—	—	—

Net Increase (Decrease) in Net Assets	148,248,885	279,010	50,033	22,197,674	193,240,350	1,081,769
Net Assets — Beginning of Year or Period	—	50,033	—	—	1,081,769	—

Net Assets — End of Year or Period	$148,248,885	$329,043	$50,033	$22,197,674	$194,322,119	$1,081,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-69

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*(a)		EQ/MFS MID CAP FOCUSED GROWTH*(a)		EQ/MFS TECHNOLOGY*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,049,457	$11,272	$(936,658)	$(2,856)	$(2,032,933)	$(8,773)
Net realized gain (loss)	20,952,546	48,715	16,082,775	103,604	28,796,601	360,940
Net change in unrealized appreciation (depreciation) of investments	23,118,854	(101,441)	(16,978,472)	(111,914)	17,421,223	(209,464)

Net increase (decrease) in net assets resulting from operations	46,120,857	(41,454)	(1,832,355)	(11,166)	44,184,891	142,703

From Contractowners Transactions:
Payments received from contractowners	370,100,985	1,156,896	133,314,431	1,476,785	263,025,373	4,237,635
Transfers between Variable Investment Options including guaranteed interest account, net	(3,891,112)	(26,047)	832,752	(18,899)	(1,164,475)	317
Redemptions for contract benefits and terminations	(19,623,720)	—	(7,601,084)	—	(13,191,528)	(7,669)
Contract maintenance charges	(90,388)	(17)	(33,221)	(9)	(73,953)	(74)

Net increase (decrease) in net assets resulting from contractowners transactions	346,495,765	1,130,832	126,512,878	1,457,877	248,595,417	4,230,209

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(68)	67	(101)	102	—	574

Net Increase (Decrease) in Net Assets	392,616,554	1,089,445	124,680,422	1,446,813	292,780,308	4,373,486
Net Assets — Beginning of Year or Period	1,089,445	—	1,446,813	—	4,373,486	—

Net Assets — End of Year or Period	$393,705,999	$1,089,445	$126,127,235	$1,446,813	$297,153,794	$4,373,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.

FSA-70

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/MFS UTILITIES SERIES*(c)	EQ/MID CAP INDEX*(a)		EQ/MID CAP VALUE MANAGED VOLATILITY*(a)
	2025	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,037,164	$554,170	$19,646	$231,943	$393
Net realized gain (loss)	967,958	25,901,723	174,685	3,812,745	3,524
Net change in unrealized appreciation (depreciation) of investments	1,981,020	9,760,363	(260,091)	902,068	(4,978)

Net increase (decrease) in net assets resulting from operations	3,986,142	36,216,256	(65,760)	4,946,756	(1,061)

From Contractowners Transactions:
Payments received from contractowners	60,497,941	386,179,656	4,095,128	49,946,706	40,380
Transfers between Variable Investment Options including guaranteed interest account, net	(396,141)	10,182,395	(56,827)	(637,449)	(3)
Redemptions for contract benefits and terminations	(3,821,625)	(18,246,107)	(11,761)	(2,789,197)	—
Contract maintenance charges	(12,656)	(145,763)	(68)	(11,725)	—

Net increase (decrease) in net assets resulting from contractowners transactions	56,267,519	377,970,181	4,026,472	46,508,335	40,377

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	422	1,394	455	(56)	52

Net Increase (Decrease) in Net Assets	60,254,083	414,187,831	3,961,167	51,455,035	39,368
Net Assets — Beginning of Year or Period	—	3,961,167	—	39,368	—

Net Assets — End of Year or Period	$60,254,083	$418,148,998	$3,961,167	$51,494,403	$39,368

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-71

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/MODERATE ALLOCATION*(a)		EQ/MODERATE GROWTH STRATEGY*(b)	EQ/MODERATE-PLUS ALLOCATION*(a)
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,976,963	$14,562	$797,739	$5,300,486	$16,704
Net realized gain (loss)	26,186,034	17,311	5,132,097	36,319,730	32,393
Net change in unrealized appreciation (depreciation) of investments	710,360	(41,291)	174,868	2,369,541	(62,043)

Net increase (decrease) in net assets resulting from operations	34,873,357	(9,418)	6,104,704	43,989,757	(12,946)

From Contractowners Transactions:
Payments received from contractowners	441,040,090	773,700	62,084,574	446,407,693	904,576
Transfers between Variable Investment Options including guaranteed interest account, net	(3,937,116)	(86,932)	(1,119,714)	(5,429,917)	150
Redemptions for contract benefits and terminations	(25,393,623)	(5,388)	(5,127,173)	(26,277,031)	(9,170)
Contract maintenance charges	(212,962)	(81)	(43,898)	(173,601)	(7)

Net increase (decrease) in net assets resulting from contractowners transactions	411,496,389	681,299	55,793,789	414,527,144	895,549

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(2,277)	—	—	—	—

Net Increase (Decrease) in Net Assets	446,367,469	671,881	61,898,493	458,516,901	882,603
Net Assets — Beginning of Year or Period	671,881	—	—	882,603	—

Net Assets — End of Year or Period	$447,039,350	$671,881	$61,898,493	$459,399,504	$882,603

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.

FSA-72

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/MONEY MARKET*(a)		EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)		EQ/PIMCO GLOBAL REAL RETURN*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$531,059	$22,193	$(38,934)	$(809)	$145,824	$602
Net realized gain (loss)	(1,006)	193,174	141,134	860	51,076	(141)
Net change in unrealized appreciation (depreciation) of investments	(3,656)	(20)	633,384	25,222	421,569	(4,317)

Net increase (decrease) in net assets resulting from operations	526,397	215,347	735,584	25,273	618,469	(3,856)

From Contractowners Transactions:
Payments received from contractowners	142,160,079	27,257,166	7,904,000	401,434	23,440,573	261,101
Transfers between Variable Investment Options including guaranteed interest account, net	(106,899,774)	(24,639,154)	186,622	(1,358)	85,575	(29,680)
Redemptions for contract benefits and terminations	(3,553,016)	(1,121)	(554,434)	(2,827)	(2,360,602)	(2,021)
Contract maintenance charges	(11,512)	—	(1,061)	(10)	(5,915)	—

Net increase (decrease) in net assets resulting from contractowners transactions	31,695,777	2,616,891	7,535,127	397,239	21,159,631	229,400

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	119,689	(881)	923	306	(2)	—

Net Increase (Decrease) in Net Assets	32,341,863	2,831,357	8,271,634	422,818	21,778,098	225,544
Net Assets — Beginning of Year or Period	2,831,357	—	422,818	—	225,544	—

Net Assets — End of Year or Period	$35,173,220	$2,831,357	$8,694,452	$422,818	$22,003,642	$225,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.

FSA-73

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/PIMCO ULTRA SHORT BOND*(b)	EQ/QUALITY BOND PLUS*(b)	EQ/SMALL COMPANY INDEX*(a)		EQ/VALUE EQUITY*(c)
	2025	2025	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$561,093	$224,592	$268,213	$21,518	$1,782,887
Net realized gain (loss)	15,971	17,496	9,324,811	129,203	7,087,576
Net change in unrealized appreciation (depreciation) of investments	(261,407)	3,077	26,264,047	(198,786)	9,780,767

Net increase (decrease) in net assets resulting from operations	315,657	245,165	35,857,071	(48,065)	18,651,230

From Contractowners Transactions:
Payments received from contractowners	17,555,987	8,557,718	192,109,994	2,833,674	246,950,769
Transfers between Variable Investment Options including guaranteed interest account, net	65,139	(6,890)	(3,173,176)	(56,615)	(3,607,366)
Redemptions for contract benefits and terminations	(1,454,129)	(637,137)	(8,713,464)	(8,103)	(13,435,094)
Contract maintenance charges	(3,398)	(1,964)	(85,863)	(40)	(55,962)

Net increase (decrease) in net assets resulting from contractowners transactions	16,163,599	7,911,727	180,137,491	2,768,916	229,852,347

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(1)	—	1,006	169	(2)

Net Increase (Decrease) in Net Assets	16,479,255	8,156,892	215,995,568	2,721,020	248,503,575
Net Assets — Beginning of Year or Period	—	—	2,721,020	—	—

Net Assets — End of Year or Period	$16,479,255	$8,156,892	$218,716,588	$2,721,020	$248,503,575

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-74

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	EQ/WELLINGTON ENERGY*(a)		EQUITABLE CONSERVATIVE GROWTH MF/ETF*(c)	EQUITABLE GROWTH MF/ETF*(c)	EQUITABLE MODERATE GROWTH MF/ETF*(c)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(b)
	2025	2024	2025	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$414,215	$6,243	$342,891	$7,053	$4,993	$183,378
Net realized gain (loss)	171,587	165	568,171	41,008	8,094	1,134,920
Net change in unrealized appreciation (depreciation) of investments	1,256,874	(14,265)	(46,891)	60,765	15,485	1,006,136

Net increase (decrease) in net assets resulting from operations	1,842,676	(7,857)	864,171	108,826	28,572	2,324,434

From Contractowners Transactions:
Payments received from contractowners	21,928,422	257,640	11,916,397	1,064,947	321,817	19,779,438
Transfers between Variable Investment Options including guaranteed interest account, net	(131,805)	5,168	66,587	41,867	(4,597)	370,257
Redemptions for contract benefits and terminations	(1,082,727)	(1,454)	(841,963)	(96,358)	(904)	(1,577,875)
Contract maintenance charges	(4,846)	(11)	(5,025)	(695)	(147)	(5,018)

Net increase (decrease) in net assets resulting from contractowners transactions	20,709,044	261,343	11,135,996	1,009,761	316,169	18,566,802

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(1)	212	—	22	—	—

Net Increase (Decrease) in Net Assets	22,551,719	253,698	12,000,167	1,118,609	344,741	20,891,236
Net Assets — Beginning of Year or Period	253,698	—	—	—	—	—

Net Assets — End of Year or Period	$22,805,417	$253,698	$12,000,167	$1,118,609	$344,741	$20,891,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-75

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(a)		FIDELITY® VIP MID CAP PORTFOLIO(b)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(b)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(b)	MULTIMANAGER AGGRESSIVE EQUITY*(c)
	2025	2024	2025	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,194,021	$72,835	$(418,502)	$297,037	$(149,785)	$31,544
Net realized gain (loss)	147,566	3,672	6,746,383	3,584,355	3,039,449	21,942,476
Net change in unrealized appreciation (depreciation) of investments	995,827	(130,180)	5,380,847	1,077,202	(914,972)	(3,145,745)

Net increase (decrease) in net assets resulting from operations	3,337,414	(53,673)	11,708,728	4,958,594	1,974,692	18,828,275

From Contractowners Transactions:
Payments received from contractowners	93,791,233	3,795,108	87,854,635	43,868,792	21,178,502	120,568,142
Transfers between Variable Investment Options including guaranteed interest account, net	7,416,885	(30,532)	(393,008)	(408,788)	(210,064)	(253,324)
Redemptions for contract benefits and terminations	(4,488,358)	(74,628)	(4,380,323)	(3,193,735)	(1,384,194)	(9,315,578)
Contract maintenance charges	(66,495)	(28)	(23,222)	(13,156)	(6,646)	(16,689)

Net increase (decrease) in net assets resulting from contractowners transactions	96,653,265	3,689,920	83,058,082	40,253,113	19,577,598	110,982,551

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(27)	163	2,092	(2)	—	19,499

Net Increase (Decrease) in Net Assets	99,990,652	3,636,410	94,768,902	45,211,705	21,552,290	129,830,325
Net Assets — Beginning of Year or Period	3,636,410	—	—	—	—	—

Net Assets — End of Year or Period	$103,627,062	$3,636,410	$94,768,902	$45,211,705	$21,552,290	$129,830,325

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 24, 2024.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-76

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	MULTIMANAGER CORE BOND*(b)	MULTIMANAGER TECHNOLOGY*(c)	NOMURA VIP HIGH INCOME SERIES(b)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(b)	TARGET 2015 ALLOCATION*(b)	TARGET 2025 ALLOCATION*(b)
	2025	2025	2025	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$414,467	$(877,869)	$(895,079)	$113,333	$104,319	$437,593
Net realized gain (loss)	50,151	15,849,799	474,803	(73,230)	187,353	1,717,423
Net change in unrealized appreciation (depreciation) of investments	582,663	10,784,217	7,067,333	610,514	(112,202)	(308,717)

Net increase (decrease) in net assets resulting from operations	1,047,281	25,756,147	6,647,057	650,617	179,470	1,846,299

From Contractowners Transactions:
Payments received from contractowners	28,325,943	110,395,536	129,504,222	6,145,336	3,490,951	23,455,783
Transfers between Variable Investment Options including guaranteed interest account, net	187,518	3,387,263	(311,425)	(49,071)	(38,518)	(26,770)
Redemptions for contract benefits and terminations	(1,891,617)	(7,534,755)	(9,052,827)	(423,998)	(147,991)	(2,937,493)
Contract maintenance charges	(6,401)	(37,237)	(32,813)	(1,061)	(789)	(6,805)

Net increase (decrease) in net assets resulting from contractowners transactions	26,615,443	106,210,807	120,107,157	5,671,206	3,303,653	20,484,715

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	(2)	(2)	—	114,960	—	2,390

Net Increase (Decrease) in Net Assets	27,662,722	131,966,952	126,754,214	6,436,783	3,483,123	22,333,404
Net Assets — Beginning of Year or Period	—	—	—	—	—	—

Net Assets — End of Year or Period	$27,662,722	$131,966,952	$126,754,214	$6,436,783	$3,483,123	$22,333,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(b)	Units were made available on June 1, 2025.
(c)	Units were made available on June 24, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-77

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025

	TARGET 2035 ALLOCATION*(b)	TARGET 2045 ALLOCATION*(b)	TARGET 2055 ALLOCATION*(b)	TEMPLETON GLOBAL BOND VIP FUND(b)	VANECK VIP GLOBAL RESOURCES FUND(b)
	2025	2025	2025	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$929,316	$821,955	$469,947	$(243,021)	$129,595
Net realized gain (loss)	2,141,813	2,381,093	1,624,987	107,605	153,355
Net change in unrealized appreciation (depreciation) of investments	3,746,951	5,262,767	4,595,331	1,540,405	1,605,794

Net increase (decrease) in net assets resulting from operations	6,818,080	8,465,815	6,690,265	1,404,989	1,888,744

From Contractowners Transactions:
Payments received from contractowners	64,820,165	72,938,467	53,198,419	35,942,872	7,493,996
Transfers between Variable Investment Options including guaranteed interest account, net	266,860	(224,821)	373,083	(569,946)	522,219
Redemptions for contract benefits and terminations	(2,640,543)	(2,836,873)	(1,389,217)	(2,317,472)	(426,144)
Contract maintenance charges	(16,297)	(24,152)	(29,084)	(7,974)	(1,770)

Net increase (decrease) in net assets resulting from contractowners transactions	62,430,185	69,852,621	52,153,201	33,047,480	7,588,301

Net increase (decrease) in amount retained by Equitable America in Variable Account AA	1	1	1	(1)	—

Net Increase (Decrease) in Net Assets	69,248,266	78,318,437	58,843,467	34,452,468	9,477,045
Net Assets — Beginning of Year or Period	—	—	—	—	—

Net Assets — End of Year or Period	$69,248,266	$78,318,437	$58,843,467	$34,452,468	$9,477,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(b)	Units were made available on June 1, 2025.

FSA-78

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years or periods ended December 31, 2025:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	5	—	5	—	—	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	102	(8)	94	—	—	—

1290 VT EQUITY INCOME	CLASS IB	88	(7)	81	—	—	—

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	11	(1)	10	—	—	—

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	1,116	(69)	1,047	5	—	5

1290 VT HIGH YIELD BOND	CLASS IB	368	(23)	345	7	—	7

1290 VT MICRO CAP	CLASS IB	2	(1)	1	—	—	—

1290 VT NATURAL RESOURCES	CLASS IB	3	—	3	1	(1)	—

1290 VT REAL ESTATE	CLASS IB	2	—	2	—	—	—

1290 VT SMALL CAP VALUE	CLASS IB	100	(11)	89	—	—	—

1290 VT SMARTBETA EQUITY ESG	CLASS IB	157	(12)	145	—	—	—

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	79	(6)	73	1	—	1

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	402	(44)	358	—	—	—

EQ/400 MANAGED VOLATILITY	CLASS IB	38	(3)	35	—	—	—

EQ/500 MANAGED VOLATILITY	CLASS IB	59	(5)	54	—	—	—

EQ/2000 MANAGED VOLATILITY	CLASS IB	25	(5)	20	—	—	—

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	37	(4)	33	—	—	—

EQ/AB SMALL CAP GROWTH	CLASS IB	252	(20)	232	2	—	2

EQ/AGGRESSIVE ALLOCATION	CLASS IB	1,142	(67)	1,075	1	—	1

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	140	(11)	129	—	—	—

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	257	(17)	240	—	—	—

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	346	(26)	320	1	—	1

EQ/BALANCED STRATEGY	CLASS IB	194	(14)	180	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-79

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	68	(6)	62	—	—	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	41	(5)	36	—	—	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	35	(3)	32	—	—	—

EQ/COMMON STOCK INDEX	CLASS IA	223	(19)	204	—	—	—

EQ/COMMON STOCK INDEX	CLASS IB	490	(35)	455	3	—	3

EQ/CONSERVATIVE ALLOCATION	CLASS IB	237	(20)	217	—	—	—

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	106	(7)	99	—	—	—

EQ/CONSERVATIVE STRATEGY	CLASS IB	32	(4)	28	—	—	—

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	414	(25)	389	—	—	—

EQ/CORE BOND INDEX	CLASS IB	421	(31)	390	—	—	—

EQ/CORE PLUS BOND	CLASS IA	26	(2)	24	—	—	—

EQ/CORE PLUS BOND	CLASS IB	252	(22)	230	6	—	6

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	132	(12)	120	—	—	—

EQ/EQUITY 500 INDEX	CLASS IA	102	(10)	92	—	—	—

EQ/EQUITY 500 INDEX	CLASS IB	3,186	(194)	2,992	41	(1)	40

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	704	(45)	659	4	(1)	3

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	23	(2)	21	—	—	—

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	20	(2)	18	—	—	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	118	(8)	110	—	—	—

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	112	(7)	105	1	—	1

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	7	—	7	2	—	2

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	10	(1)	9	—	—	—

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	21	(2)	19	—	—	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	238	(17)	221	—	—	—

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	97	(9)	88	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-80

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	798	(50)	748	22	(1)	21

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	54	(5)	49	—	—	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	92	(8)	84	—	—	—

EQ/INVESCO COMSTOCK	CLASS IB	120	(9)	111	—	—	—

EQ/INVESCO GLOBAL	CLASS IB	511	(38)	473	3	—	3

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	174	(13)	161	—	—	—

EQ/JANUS ENTERPRISE	CLASS IB	382	(26)	356	2	—	2

EQ/JPMORGAN GROWTH STOCK	CLASS IB	967	(69)	898	6	—	6

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	359	(29)	330	4	—	4

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	25	(3)	22	—	—	—

EQ/LARGE CAP GROWTH INDEX	CLASS IB	603	(49)	554	6	—	6

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	180	(16)	164	—	—	—

EQ/LARGE CAP VALUE INDEX	CLASS IB	473	(32)	441	7	(1)	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	227	(20)	207	—	—	—

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	908	(65)	843	—	—	—

EQ/LONG-TERM BOND	CLASS IB	2	—	2	1	—	1

EQ/LOOMIS SAYLES GROWTH	CLASS IB	33	(3)	30	—	—	—

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	581	(38)	543	4	—	4

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	1,209	(83)	1,126	4	—	4

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	387	(27)	360	4	—	4

EQ/MFS TECHNOLOGY	CLASS IB	311	(23)	288	5	—	5

EQ/MFS UTILITIES SERIES	CLASS IB	213	(18)	195	—	—	—

EQ/MID CAP INDEX	CLASS IB	1,110	(67)	1,043	11	(1)	10

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	141	(10)	131	—	—	—

EQ/MODERATE ALLOCATION	CLASS IA	710	(52)	658	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-81

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE ALLOCATION	CLASS IB	1,501	(99)	1,402	3	—	3

EQ/MODERATE GROWTH STRATEGY	CLASS IB	321	(32)	289	—	—	—

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	1,639	(115)	1,524	3	—	3

EQ/MONEY MARKET	CLASS IA	975	(900)	75	—	—	—

EQ/MONEY MARKET	CLASS IB	288,320	(282,418)	5,902	25,201	(22,980)	2,221

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	55	(6)	49	3	—	3

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	234	(28)	206	3	(1)	2

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	161	(19)	142	—	—	—

EQ/QUALITY BOND PLUS	CLASS IA	14	(1)	13	—	—	—

EQ/QUALITY BOND PLUS	CLASS IB	47	(4)	43	—	—	—

EQ/SMALL COMPANY INDEX	CLASS IB	475	(37)	438	6	—	6

EQ/VALUE EQUITY	CLASS IB	546	(38)	508	—	—	—

EQ/WELLINGTON ENERGY	CLASS IB	292	(35)	257	3	—	3

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	77	(7)	70	—	—	—

EQUITABLE GROWTH MF/ETF	CLASS IB	9	(1)	8	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	2	—	2	—	—	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	58	(5)	53	—	—	—

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	945	(65)	880	35	(1)	34

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	278	(16)	262	—	—	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	155	(13)	142	—	—	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	38	(3)	35	—	—	—

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	198	(17)	181	—	—	—

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	71	(5)	66	—	—	—

MULTIMANAGER CORE BOND	CLASS IB	196	(16)	180	—	—	—

MULTIMANAGER TECHNOLOGY	CLASS IB	141	(12)	129	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-82

VARIABLE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	690	(56)	634	—	—	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	74	(7)	67	—	—	—

TARGET 2015 ALLOCATION	CLASS IB	21	(1)	20	—	—	—

TARGET 2025 ALLOCATION	CLASS IB	118	(17)	101	—	—	—

TARGET 2035 ALLOCATION	CLASS IB	278	(15)	263	—	—	—

TARGET 2045 ALLOCATION	CLASS IB	287	(15)	272	—	—	—

TARGET 2055 ALLOCATION	CLASS IB	272	(12)	260	—	—	—

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	391	(35)	356	—	—	—

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	116	(14)	102	—	—	—

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-83

VARIABLE ACCOUNT AA

Notes to Financial Statements

December 31, 2025

1.	Organization

Variable Account AA (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust and Van Eck VIP Trust (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund

American Funds Insurance Series®

•	American Funds Insurance Series® The Bond Fund of America®

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Multi-Alternative Strategies(1)
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond(1)
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth

FSA-84

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences(1)
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Nomura VIP High Income Series(2)

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

Van Eck VIP Trust

•	VanEck VIP Global Resources Fund

(1)	The account had no units at December 31, 2025, thus the fund is excluded from all other sections of the financial statements.
(2)	Formerly known as Macquarie VIP High Income Series.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable America including tax-favored individual contracts (EQUI-VEST® Contracts, referred to as the Contracts (“Contracts”)).

Effective June 1, 2025, the Equitable Financial Life Insurance Company (“Equitable Financial”) novated to its affiliate, Equitable America certain policies, which had previously been 100% reinsured by Equitable America under the combined funds withheld coinsurance and modified coinsurance reinsurance agreement effective April 1, 2023.

On the same date, Equitable Financial Bermuda RE Ltd. (“Equitable Bermuda”) entered into an indemnity reinsurance agreement with Equitable America assuming EQUI-VEST variable annuity contracts issued outside the State of New York prior to February 1, 2023. Net retained general account liabilities were reinsured to Equitable Bermuda on coinsurance funds withheld basis, while Separate Account liabilities relating to such variable annuity contracts were reinsured to Equitable Bermuda on a modified coinsurance basis.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to

FSA-85

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 202 reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable America ’s General Account, and the Structured Investment Option(s) of Separate Account No. 69A.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the structured investment option of Separate Account No. 69A. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

FSA-86

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable America and may result in additional amounts being transferred into the variable annuity account by Equitable America to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

FSA-87

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

4.	Segment Reporting (Concluded)

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year or period ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$842,003	$50,140
1290 VT DoubleLine Opportunistic Bond	10,944,193	905,754
1290 VT Equity Income	31,019,025	2,646,599
1290 VT GAMCO Mergers & Acquisitions	2,032,748	155,489
1290 VT GAMCO Small Company Value	690,988,846	47,652,096
1290 VT High Yield Bond	55,072,957	3,570,613
1290 VT Micro Cap	288,590	172,355
1290 VT Natural Resources	266,471	6,641
1290 VT Real Estate	206,099	5,712
1290 VT Small Cap Value	23,167,444	2,685,986
1290 VT SmartBeta Equity ESG	37,264,841	2,914,211
1290 VT Socially Responsible	32,278,989	2,857,571
American Funds Insurance Series® The Bond Fund of America®	43,404,367	4,969,178
EQ/400 Managed Volatility	12,362,128	1,141,719
EQ/500 Managed Volatility	29,312,943	2,627,398
EQ/2000 Managed Volatility	6,264,114	1,414,673
EQ/AB Dynamic Moderate Growth	7,159,636	755,828
EQ/AB Small Cap Growth	127,157,352	10,726,646
EQ/Aggressive Allocation	422,692,239	27,035,740
EQ/Aggressive Growth Strategy	23,155,603	1,904,660
EQ/All Asset Growth Allocation	65,960,953	4,774,410
EQ/American Century Mid Cap Value	119,238,997	9,319,402
EQ/Balanced Strategy	36,188,710	2,798,267
EQ/Capital Group Research	41,171,333	3,696,169
EQ/ClearBridge Large Cap Growth ESG	23,981,050	3,112,427
EQ/ClearBridge Select Equity Managed Volatility	11,166,801	1,034,225
EQ/Common Stock Index	525,295,862	44,655,859
EQ/Conservative Allocation	35,694,704	3,261,959
EQ/Conservative Growth Strategy	17,400,486	1,271,802
EQ/Conservative Strategy	4,028,392	483,347
EQ/Conservative-Plus Allocation	81,022,423	5,383,694
EQ/Core Bond Index	51,499,416	4,082,175
EQ/Core Plus Bond	32,519,166	3,080,828
EQ/Emerging Markets Equity PLUS	15,294,693	1,672,376
EQ/Equity 500 Index	1,807,633,296	134,320,501
EQ/Fidelity Institutional AM® Large Cap	361,150,952	26,363,273
EQ/Franklin Rising Dividends	4,633,013	518,703
EQ/Franklin Small Cap Value Managed Volatility	4,909,546	463,993
EQ/Global Equity Managed Volatility	67,956,714	4,785,389
EQ/Goldman Sachs Mid Cap Value	37,075,745	2,543,440
EQ/Intermediate Corporate Bond	820,953	42,595
EQ/Intermediate Government Bond	4,458,310	485,428
EQ/International Core Managed Volatility	49,456,462	3,841,516

FSA-88

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/International Equity Index	$171,990,826	$12,641,470
EQ/International Managed Volatility	9,506,292	889,668
EQ/International Value Managed Volatility	19,272,336	1,765,829
EQ/Invesco Comstock	48,322,065	4,059,535
EQ/Invesco Global	181,301,702	13,813,794
EQ/Invesco Global Real Assets	36,281,525	2,892,379
EQ/Janus Enterprise	192,121,928	13,568,795
EQ/JPMorgan Growth Stock	625,325,347	46,362,532
EQ/JPMorgan Value Opportunities	159,918,292	13,673,847
EQ/Large Cap Core Managed Volatility	10,305,173	1,244,901
EQ/Large Cap Growth Index	323,812,760	29,343,833
EQ/Large Cap Growth Managed Volatility	122,393,920	11,087,734
EQ/Large Cap Value Index	93,851,797	6,965,362
EQ/Large Cap Value Managed Volatility	72,477,818	6,836,951
EQ/Lazard Emerging Markets Equity	139,964,770	11,315,542
EQ/Long-Term Bond	342,584	59,634
EQ/Loomis Sayles Growth	23,824,716	2,193,489
EQ/MFS International Growth	211,529,012	14,518,562
EQ/MFS International Intrinsic Value	397,878,889	30,042,818
EQ/MFS Mid Cap Focused Growth	152,265,560	10,812,635
EQ/MFS Technology	297,516,297	24,597,181
EQ/MFS Utilities Series	63,859,639	5,856,995
EQ/Mid Cap Index	431,221,856	28,443,718
EQ/Mid Cap Value Managed Volatility	54,490,574	4,173,150
EQ/Moderate Allocation	478,390,707	33,881,518
EQ/Moderate Growth Strategy	68,575,850	7,154,306
EQ/Moderate-Plus Allocation	491,231,399	36,541,753
EQ/Money Market	379,405,347	347,012,858
EQ/Morgan Stanley Small Cap Growth	8,613,466	1,116,400
EQ/PIMCO Global Real Return	24,430,517	3,125,059
EQ/PIMCO Ultra Short Bond	19,038,067	2,313,376
EQ/Quality Bond PLUS	9,076,926	940,607
EQ/Small Company Index	206,154,016	18,659,217
EQ/Value Equity	257,699,778	20,061,455
EQ/Wellington Energy	24,355,306	3,232,049
Equitable Conservative Growth MF/ETF	13,222,024	1,233,814
Equitable Growth MF/ETF	1,233,950	187,143
Equitable Moderate Growth MF/ETF	338,888	10,413
Fidelity® VIP Equity-Income Portfolio	21,901,716	2,152,477
Fidelity® VIP Investment Grade Bond Portfolio	106,936,238	8,088,915
Fidelity® VIP Mid Cap Portfolio	95,155,820	6,222,882
Invesco V.I. Diversified Dividend Fund	48,299,434	4,330,074
MFS® Massachusetts Investors Growth Stock Portfolio	24,520,699	1,985,479
Multimanager Aggressive Equity	143,615,478	11,662,867
Multimanager Core Bond	29,732,196	2,702,288
Multimanager Technology	131,630,520	12,014,550
Nomura VIP High Income Series	131,221,377	11,959,527
PIMCO CommodityRealReturn® Strategy Portfolio	6,558,583	659,084
Target 2015 Allocation	3,842,612	254,379
Target 2025 Allocation	26,444,776	3,966,496
Target 2035 Allocation	69,518,156	4,288,460
Target 2045 Allocation	77,379,317	4,650,563
Target 2055 Allocation	56,960,553	2,915,474
Templeton Global Bond VIP Fund	36,363,591	3,559,133
VanEck VIP Global Resources Fund	8,991,818	1,273,922

FSA-89

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/ International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC (“Equitable Network”), or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable

FSA-90

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
EQUI-VEST® Series 100
EQ/Money Market, EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%
All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200
EQ/Money Market, EQ/Common Stock Index	1.15%	0.25%	—	1.40%
All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201
All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 202
All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts
EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/Moderate Allocation	1.10%	0.25%	—	1.35%
All Other Funds	1.10%	0.24%	—	1.34%

EQUI-VEST® Series 500, 600 and 800 Contracts
EQUI-VEST®Series 500 Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%

EQUI-VEST® Vantage Contracts
0.90% All Funds	0.90%	—	—	0.90%
0.70% All Funds	0.70%	—	—	0.70%
0.50% All Funds	0.50%	—	—	0.50%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts
1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts
1.25% All Funds	1.00%	0.25%	—	1.25%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/ Moderate Allocation Variable Investment Options (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable America’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable America in Variable Account AA.

FSA-91

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Variable Account AA annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/ Common Stock Index, and EQ/Money Market options.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value. High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value Unit liquidation from account value

		Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year.	Unit liquidation from account value

Quarterly Administrative charge		Low – $0 for account values in excess of $25,000. High – $7.50 per quarter.	Deducted from retirement account values

Withdrawal Charge	At time of transaction

Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.

High – 7% of contributions withdrawn,

declining by 1% each contract years following each contribution.

Low / High – 6% of withdrawals or contributions made in the current and prior four participation years.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Unit liquidation from account value

Plan Loan charges	At time of transaction	$50 set-up fee and $6.00 quarterly recordkeeping fee	Unit liquidation from account value

Participant Loan Charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee	Unit liquidation from account value

Annual Basic Recordkeeping Charge		$300 (prorated for first year)	Billed directly to employer

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

FSA-92

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

State Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit – 0.00%	Unit liquidation from

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)
2025	5	$ 850	$138.74	$172.78	1.20%	1.34%	2.90%	11.71%	14.38%
2024	—	$ —	$151.06	$151.06	1.20%	1.20%	4.36%	9.16%	9.16%

FSA-93

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	94	$ 10,074	$106.07	$106.64	1.20%	1.25%	4.54%	4.25%	4.27%

1290 VT Equity Income (Class IB)
2025	81	$ 27,910	$338.08	$376.42	0.95%	1.45%	2.13%	7.99%	8.31%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	10	$ 1,984	$213.84	$234.54	0.90%	1.34%	5.22%	12.27%	12.56%

1290 VT GAMCO Small Company Value (Class IB)
2025	1,052	$687,451	$627.67	$706.37	0.90%	1.45%	1.07%	13.35%	13.72%
2024	5	$ 2,920	$594.17	$594.17	1.20%	1.20%	1.40%	9.17%	9.17%

1290 VT High Yield Bond (Class IB)
2025	352	$ 51,720	$142.22	$151.62	0.95%	1.45%	10.34%	3.65%	3.96%
2024	7	$ 918	$138.26	$138.26	1.20%	1.20%	14.63%	3.95%	3.95%

1290 VT Micro Cap (Class IB)
2025	1	$ 142	$192.87	$193.57	1.20%	1.25%	0.44%	26.46%	26.50%

1290 VT Natural Resources (Class IB)
2025	3	$ 345	$114.84	$114.84	1.20%	1.20%	5.03%	26.46%	26.46%
2024	—	$ 44	$ 90.81	$ 90.81	1.20%	1.20%	9.10%	(10.14)%	(10.14)%

1290 VT Real Estate (Class IB)
2025	2	$ 252	$113.56	$113.56	1.20%	1.20%	4.60%	8.35%	8.35%
2024	—	$ 44	$104.81	$104.81	1.20%	1.20%	6.88%	4.09%	4.09%

1290 VT Small Cap Value (Class IB)
2025	89	$ 19,906	$230.94	$236.08	0.90%	1.45%	2.07%	8.37%	8.73%

1290 VT SmartBeta Equity ESG (Class IB)
2025	145	$ 33,905	$187.15	$242.52	0.90%	1.45%	1.25%	6.65%	7.00%

1290 VT Socially Responsible (Class IB)
2025	74	$ 31,815	$522.17	$590.35	0.95%	1.45%	0.61%	15.46%	15.80%
2024	1	$ 194	$371.92	$371.92	1.20%	1.20%	1.53%	5.97%	5.97%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2025	358	$ 38,569	$104.46	$111.37	0.95%	1.45%	4.12%	3.66%	3.98%

EQ/400 Managed Volatility (Class IB)
2025	35	$ 11,350	$332.06	$349.98	0.90%	1.34%	0.93%	9.84%	10.13%

EQ/500 Managed Volatility (Class IB)
2025	54	$ 26,733	$421.65	$ 507.38	0.90%	1.45%	0.77%	15.07%	15.45%

EQ/2000 Managed Volatility (Class IB)
2025	20	$ 5,594	$286.16	$ 315.24	0.90%	1.34%	0.97%	19.60%	19.92%

EQ/AB Dynamic Moderate Growth (Class IB)
2025	33	$ 6,417	$189.78	$ 201.66	0.90%	1.34%	1.30%	9.21%	9.50%

EQ/AB Small Cap Growth (Class IB)
2025	234	$124,157	$506.05	$ 571.54	0.90%	1.45%	0.25%	16.52%	16.90%
2024	2	$ 962	$486.06	$ 486.06	1.20%	1.20%	0.72%	9.36%	9.36%

FSA-94

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Aggressive Allocation (Class IB)
2025	1,076	$402,337	$355.71	$ 402.61	0.90%	1.45%	2.41%	12.17%	12.54%
2024	1	$ 304	$337.26	$ 337.26	1.20%	1.20%	5.98%	5.14%	5.14%

EQ/Aggressive Growth Strategy (Class IB)
2025	129	$ 21,735	$167.46	$ 171.69	0.90%	1.34%	1.62%	12.81%	13.10%

EQ/All Asset Growth Allocation (Class IB)
2025	240	$ 63,686	$255.34	$ 279.60	0.90%	1.45%	2.18%	11.18%	11.54%

EQ/American Century Mid Cap Value (Class IB)
2025	321	$109,076	$177.66	$ 372.67	0.90%	1.45%	2.52%	6.72%	7.06%
2024	1	$ 469	$330.79	$ 330.79	1.20%	1.20%	3.99%	5.57%	5.57%

EQ/Balanced Strategy (Class IB)
2025	180	$ 33,700	$181.58	$ 195.90	0.90%	1.45%	2.28%	9.07%	9.43%

EQ/Capital Group Research (Class IB)
2025	62	$ 39,563	$677.08	$ 784.10	0.90%	1.45%	0.73%	13.71%	14.08%
2024	—	$ 92	$611.38	$ 611.38	1.20%	1.20%	3.95%	11.49%	11.49%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	36	$ 20,101	$520.94	$ 603.29	0.90%	1.45%	0.00%	6.73%	7.09%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	32	$ 11,308	$341.76	$ 376.86	0.95%	1.45%	0.13%	11.08%	11.41%

EQ/Common Stock Index (Class IA)
2025	204	$ 293,148	$477.58	$1,206.64	1.35%	1.45%	0.72%	14.70%	14.77%

EQ/Common Stock Index (Class IB)
2025	458	$ 220,714	$388.89	$ 549.22	0.90%	1.25%	0.72%	14.83%	15.06%
2024	3	$ 1,135	$430.84	$ 430.84	1.20%	1.20%	1.72%	8.13%	8.13%

EQ/Conservative Allocation (Class IB)
2025	217	$ 32,509	$150.45	$ 166.10	0.90%	1.34%	5.11%	4.84%	5.11%
2024	—	$ 8	$146.20	$ 146.20	1.20%	1.20%	7.99%	1.73%	1.73%

EQ/Conservative Growth Strategy (Class IB)
2025	99	$ 16,229	$161.65	$ 171.76	0.90%	1.34%	2.47%	7.93%	8.21%

EQ/Conservative Strategy (Class IB)
2025	28	$ 3,564	$123.61	$ 130.44	0.95%	1.34%	2.85%	5.44%	5.68%

EQ/Conservative-Plus Allocation (Class IB)
2025	389	$ 75,578	$188.87	$ 213.77	0.90%	1.45%	4.30%	6.81%	7.16%
2024	—	$ 47	$185.49	$ 185.49	1.20%	1.20%	7.03%	2.63%	2.63%

EQ/Core Bond Index (Class IB)
2025	390	$ 47,620	$115.47	$ 130.44	0.95%	1.45%	3.06%	2.67%	2.98%

EQ/Core Plus Bond (Class IA)
2025	24	$ 4,220	$102.51	$ 178.16	1.34%	1.45%	7.94%	3.65%	3.72%

EQ/Core Plus Bond (Class IB)
2025	236	$ 25,613	$ 98.69	$ 133.02	0.95%	1.25%	7.94%	3.92%	4.10%
2024	6	$ 582	$ 99.29	$ 99.29	1.20%	1.20%	10.42%	(0.50)%	(0.50)%

EQ/Emerging Markets Equity PLUS (Class IB)
2025	120	$ 16,338	$134.11	$ 141.87	0.90%	1.34%	2.14%	21.53%	21.84%

EQ/Equity 500 Index (Class IA)
2025	92	$ 138,603	$562.80	$1,517.33	1.34%	1.45%	1.16%	15.27%	15.35%

FSA-95

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Equity 500 Index (Class IB)
2025	3,032	$1,756,684	$450.10	$ 644.52	0.90%	1.25%	1.16%	15.40%	15.64%
2024	40	$ 20,030	$503.55	$ 503.55	1.20%	1.20%	1.97%	7.72%	7.72%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	662	$ 370,356	$473.39	$ 582.63	0.90%	1.45%	0.56%	17.42%	17.81%
2024	3	$ 1,631	$475.12	$ 475.12	1.20%	1.20%	0.88%	6.42%	6.42%

EQ/Franklin Rising Dividends (Class IB)
2025	21	$ 4,324	$201.11	$ 201.84	1.20%	1.25%	1.24%	8.90%	8.93%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	18	$ 4,777	$258.02	$ 278.45	0.95%	1.34%	1.58%	16.28%	16.55%
2024	—	$ 46	$250.74	$ 250.74	1.20%	1.20%	2.63%	9.23%	9.23%

EQ/Global Equity Managed Volatility (Class IB)
2025	110	$ 65,125	$622.80	$ 911.46	0.90%	1.45%	0.81%	14.23%	14.60%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	106	$ 35,092	$288.56	$ 356.22	0.90%	1.34%	1.75%	9.58%	9.87%
2024	1	$ 311	$314.80	$ 314.80	1.20%	1.20%	1.76%	6.15%	6.15%

EQ/Intermediate Corporate Bond (Class IB)
2025	9	$ 935	$109.70	$ 109.70	1.20%	1.20%	7.52%	7.71%	7.71%
2024	2	$ 166	$101.85	$ 101.85	1.20%	1.20%	10.61%	1.80%	1.80%

EQ/Intermediate Government Bond (Class IA)
2025	9	$ 1,483	$134.25	$ 169.37	1.34%	1.45%	3.95%	2.08%	2.15%

EQ/Intermediate Government Bond (Class IB)
2025	19	$ 2,538	$105.77	$ 146.41	0.95%	1.25%	3.95%	2.27%	2.46%
2024	—	$ 45	$133.46	$ 133.46	1.20%	1.20%	5.35%	1.29%	1.29%

EQ/International Core Managed Volatility (Class IB)
2025	221	$ 46,943	$247.69	$ 279.80	0.95%	1.45%	1.32%	11.22%	11.55%

EQ/International Equity Index (Class IA)
2025	88	$ 22,361	$194.23	$ 253.38	1.34%	1.45%	5.66%	11.41%	11.48%

EQ/International Equity Index (Class IB)
2025	769	$153,952	$124.40	$226.29	0.90%	1.25%	5.66%	11.56%	11.78%
2024	21	$ 3,314	$154.79	$154.79	1.20%	1.20%	7.20%	(1.99)%	(1.99)%

EQ/International Managed Volatility (Class IB)
2025	49	$ 9,115	$192.59	$192.75	0.90%	1.34%	3.65%	10.85%	11.14%
2024	—	$ 39	$147.76	$147.76	1.20%	1.20%	5.30%	(3.31)%	(3.31)%

EQ/International Value Managed Volatility (Class IB)
2025	84	$ 18,218	$225.45	$235.32	0.95%	1.45%	2.17%	11.24%	11.57%

EQ/Invesco Comstock (Class IB)
2025	111	$ 45,842	$397.33	$445.77	0.90%	1.45%	2.14%	12.86%	13.23%

EQ/Invesco Global (Class IB)
2025	476	$166,664	$335.51	$373.60	0.90%	1.45%	0.00%	12.05%	12.42%
2024	3	$ 872	$308.97	$308.97	1.20%	1.20%	0.00%	1.15%	1.15%

FSA-96

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Invesco Global Real Assets (Class IB)
2025	161	$ 33,116	$171.36	$216.65	0.90%	1.45%	2.51%	4.74%	5.08%

EQ/Janus Enterprise (Class IB)
2025	358	$177,424	$483.40	$542.33	0.90%	1.45%	0.00%	7.17%	7.52%
2024	2	$ 739	$477.12	$477.12	1.20%	1.20%	0.01%	7.77%	7.77%

EQ/JPMorgan Growth Stock (Class IB)
2025	904	$571,935	$604.44	$680.23	0.90%	1.45%	0.00%	13.74%	14.12%
2024	6	$ 3,325	$562.58	$562.58	1.20%	1.20%	0.00%	8.27%	8.27%

EQ/JPMorgan Value Opportunities (Class IB)
2025	334	$155,461	$436.95	$508.93	0.90%	1.45%	1.78%	15.28%	15.65%
2024	4	$ 1,448	$410.81	$410.81	1.20%	1.20%	2.81%	7.48%	7.48%

EQ/Large Cap Core Managed Volatility (Class IB)
2025	22	$ 8,982	$394.97	$451.37	0.95%	1.45%	0.75%	12.96%	13.30%

EQ/Large Cap Growth Index (Class IB)
2025	560	$322,394	$535.68	$620.36	0.90%	1.45%	0.00%	17.36%	17.74%
2024	6	$ 3,048	$492.32	$492.32	1.20%	1.20%	0.02%	10.65%	10.65%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	164	$111,417	$557.28	$605.41	0.90%	1.45%	0.09%	14.44%	14.82%

EQ/Large Cap Value Index (Class IB)
2025	447	$ 92,101	$197.25	$220.78	0.90%	1.45%	2.08%	11.58%	11.95%
2024	6	$ 1,187	$182.74	$182.74	1.20%	1.20%	3.11%	5.14%	5.14%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	207	$ 67,140	$332.74	$355.56	0.90%	1.45%	1.34%	11.54%	11.91%

EQ/Lazard Emerging Markets Equity (Class IB)
2025	843	$148,238	$151.69	$184.21	0.90%	1.45%	6.49%	23.98%	24.38%

EQ/Long-Term Bond (Class IB)
2025	3	$ 329	$101.78	$101.78	1.20%	1.20%	7.09%	4.54%	4.54%
2024	1	$ 50	$ 97.36	$ 97.36	1.20%	1.20%	11.89%	(2.87)%	(2.87)%

EQ/Loomis Sayles Growth (Class IB)
2025	30	$ 22,195	$771.20	$867.88	0.90%	1.45%	0.00%	10.05%	10.41%

EQ/MFS International Growth (Class IB)
2025	547	$194,314	$341.29	$ 382.90	0.90%	1.45%	1.59%	6.64%	6.99%
2024	4	$ 1,082	$300.96	$ 300.96	1.20%	1.20%	1.55%	1.36%	1.36%

EQ/MFS International Intrinsic Value (Class IB)
2025	1,130	$393,685	$297.69	$ 382.26	0.90%	1.45%	2.15%	12.93%	13.30%
2024	4	$ 1,089	$264.72	$ 264.72	1.20%	1.20%	3.71%	(1.04)%	(1.04)%

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	364	$126,119	$334.01	$ 362.37	0.90%	1.45%	0.00%	(1.67)%	(1.34)%
2024	4	$ 1,447	$332.25	$ 332.25	1.20%	1.20%	0.00%	4.02%	4.02%

EQ/MFS Technology (Class IB)
2025	293	$297,135	$762.29	$1,063.82	0.90%	1.45%	0.00%	17.57%	17.96%
2024	5	$ 4,373	$884.16	$ 884.16	1.20%	1.20%	0.00%	9.26%	9.26%

FSA-97

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS Utilities Series (Class IB)
2025	195	$ 60,254	$302.50	$ 323.85	0.90%	1.34%	4.16%	6.78%	7.06%

EQ/Mid Cap Index (Class IB)
2025	1,053	$418,127	$377.79	$ 435.01	0.90%	1.45%	1.45%	9.76%	10.12%
2024	10	$ 3,961	$381.64	$ 381.64	1.20%	1.20%	2.13%	5.59%	5.59%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	131	$ 51,494	$346.55	$ 501.26	0.90%	1.45%	2.00%	10.09%	10.46%
2024	—	$ 39	$358.26	$ 358.26	1.20%	1.20%	3.24%	6.76%	6.76%

EQ/Moderate Allocation (Class IA)
2025	658	$111,256	$234.21	$ 370.60	1.34%	1.45%	3.42%	7.91%	8.52%

EQ/Moderate Allocation (Class IB)
2025	1,405	$335,298	$165.62	$ 267.52	0.90%	1.25%	3.42%	8.09%	8.32%
2024	3	$ 672	$223.03	$ 223.03	1.20%	1.20%	7.78%	2.96%	2.96%

EQ/Moderate Growth Strategy (Class IB)
2025	289	$ 61,898	$210.47	$ 223.64	0.90%	1.34%	2.03%	10.37%	10.66%

EQ/Moderate-Plus Allocation (Class IB)
2025	1,527	$459,384	$286.96	$ 324.79	0.90%	1.45%	3.23%	10.17%	10.53%
2024	3	$ 883	$275.58	$ 275.58	1.20%	1.20%	6.87%	4.18%	4.18%

EQ/Money Market (Class IA)
2025	75	$ 3,707	$ 1.19	$ 113.22	0.00%	1.45%	3.33%	1.15%	2.59%

EQ/Money Market (Class IB)
2025	8,123	$ 31,466	$ 1.19	$ 98.17	0.00%	1.25%	3.33%	1.34%	2.59%
2024	2,221	$ 2,645	$ 1.15	$ 115.07	1.20%	1.20%	2.15%	1.65%	2.29%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	52	$ 8,694	$165.23	$ 170.47	0.90%	1.45%	0.46%	11.18%	11.54%
2024	3	$ 423	$157.96	$ 157.96	1.20%	1.20%	0.00%	26.93%	26.93%

EQ/PIMCO Global Real Return (Class IB)
2025	208	$ 22,003	$102.34	$ 109.11	0.95%	1.45%	2.33%	2.66%	2.96%
2024	2	$ 226	$101.36	$ 101.36	1.20%	1.20%	1.37%	(0.90)%	(0.90)%

EQ/PIMCO Ultra Short Bond (Class IB)
2025	142	$ 16,479	$110.10	$ 122.24	0.95%	1.45%	4.10%	1.76%	2.05%

EQ/Quality Bond PLUS (Class IA)
2025	13	$ 2,268	$136.23	$ 176.24	1.34%	1.45%	3.43%	2.84%	2.91%

EQ/Quality Bond PLUS (Class IB)
2025	43	$ 5,889	$103.71	$ 149.75	0.95%	1.25%	3.43%	2.92%	3.10%

EQ/Small Company Index (Class IB)
2025	444	$218,704	$472.72	$ 540.52	0.90%	1.45%	1.44%	19.91%	20.31%
2024	6	$ 2,721	$451.68	$ 451.68	1.20%	1.20%	2.99%	9.67%	9.67%

EQ/Value Equity (Class IB)
2025	508	$248,486	$460.19	$ 527.86	0.90%	1.45%	2.45%	7.71%	8.07%

EQ/Wellington Energy (Class IB)
2025	260	$ 22,805	$ 71.21	$ 90.86	0.90%	1.45%	4.38%	8.68%	9.05%
2024	3	$ 254	$ 78.09	$ 78.09	1.20%	1.20%	6.88%	(3.72)%	(3.72)%

Equitable Conservative Growth MF/ETF (Class IB)
2025	70	$ 11,999	$169.35	$ 178.02	0.95%	1.34%	6.18%	7.54%	7.80%

Equitable Growth MF/ETF (Class IB)
2025	8	$ 1,119	$147.67	$ 149.53	0.95%	1.34%	2.32%	10.59%	10.85%

FSA-98

VARIABLE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Equitable Moderate Growth MF/ETF (Class IB)
2025	2	$ 345	$139.73	$ 140.82	1.10%	1.34%	3.83%	9.21%	9.37%

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2025	53	$ 20,889	$391.57	$ 391.57	1.20%	1.20%	1.64%	12.33%	12.33%

Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
2025	914	$103,625	$112.89	$ 114.32	0.95%	1.34%	4.99%	3.52%	3.77%
2024	34	$ 3,636	$107.34	$ 107.34	1.20%	1.20%	6.57%	0.39%	0.39%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	262	$ 94,763	$362.05	$ 362.05	1.20%	1.20%	0.25%	13.98%	13.98%

Invesco V.I. Diversified Dividend Fund (Series II)
2025	142	$ 45,209	$318.48	$ 318.48	1.20%	1.20%	1.40%	12.08%	12.08%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	35	$ 21,551	$606.11	$ 648.89	0.90%	1.34%	0.02%	9.63%	9.92%

Multimanager Aggressive Equity (Class IA)
2025	181	$ 99,928	$418.36	$ 484.39	1.34%	1.45%	0.24%	15.17%	15.57%

Multimanager Aggressive Equity (Class IB)
2025	66	$ 29,293	$491.91	$ 494.88	0.95%	1.25%	0.24%	15.30%	15.50%

Multimanager Core Bond (Class IB)
2025	180	$ 27,661	$145.80	$ 164.64	0.95%	1.45%	2.22%	3.69%	4.01%

Multimanager Technology (Class IB)
2025	129	$131,944	$970.32	$1,108.98	0.90%	1.45%	0.00%	24.11%	24.52%

Nomura VIP High Income Series (Service Class)
2025	634	$126,748	$195.95	$ 209.78	0.90%	1.34%	0.00%	5.36%	5.64%

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	67	$ 6,437	$ 95.85	$ 95.85	1.20%	1.20%	2.54%	13.15%	13.15%

Target 2015 Allocation (Class IB)
2025	20	$ 3,483	$169.65	$183.09	0.95%	1.34%	3.75%	5.23%	5.47%

Target 2025 Allocation (Class IB)
2025	101	$ 22,333	$218.92	$236.26	0.95%	1.34%	2.69%	8.42%	8.67%

Target 2035 Allocation (Class IB)
2025	263	$ 69,246	$252.21	$278.12	0.95%	1.45%	2.14%	10.82%	11.15%

Target 2045 Allocation (Class IB)
2025	272	$ 78,315	$281.69	$304.00	0.95%	1.34%	1.83%	12.02%	12.28%

Target 2055 Allocation (Class IB)
2025	260	$ 58,843	$223.03	$232.58	0.95%	1.34%	1.58%	13.05%	13.31%

Templeton Global Bond VIP Fund (Class 2)
2025	356	$ 34,451	$ 96.80	$ 96.80	1.20%	1.20%	0.00%	4.20%	4.20%

VanEck VIP Global Resources Fund (Class S)
2025	102	$ 9,476	$ 89.31	$ 96.90	0.90%	1.45%	2.28%	25.36%	25.78%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —

FSA-99

VARIABLE ACCOUNT AA

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable America is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-100